As filed with the Securities and Exchange Commission on March 12, 2007

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21895
Underlying Funds Trust
(Exact name of registrant as specified in charter)
701 Westchester Avenue, White Plains, NY 10604
(Address of principal executive offices) (Zip code)
Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)
1-877-LOW-BETA (569-2382)
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.
As amended to correct the previous financial statements that were filed incorrectly due to a clerical error.

Underlying Funds Trust
ANNUAL REPORT
December 31, 2006

Underlying Funds Trust
Shareholder Letter
February 22, 2007
Dear Shareholders:
The various portfolios of Underlying Funds Trust (UFT), are available only to the multi-strategy portfolios of AIP Alternative Strategies Funds (AIP Funds). Currently AIP Funds offers two series, the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund.
Since its inception on April 28, 2006 the UFT has grown to 13 series, with 18 total sub-advisors.
In the future, we will strive to provide rewarding risk adjusted long-term investment returns.
Very truly yours,
Lee W. Schultheis
President & Chief Investment Strategist
Underlying Funds Trust
Must be preceded or accompanied by a prospectus. Read it carefully before investing.
Fund Disclosure
The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-877-Low-Beta (569-2382), or visiting www.aipfunds.com. Read it carefully before investing.
Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund may also invest in:
     o smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;
     o foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
     o securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
     o shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.
The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of

Underlying Funds Trust
Shareholder Letter
these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.
Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.
A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.
Beta measures the sensitivity of rates of return on a fund to general market movements.
Quasar Distributors, LLC, Distributor — © February 2007

Underlying Funds Trust
Market Commentary
December 31, 2006
The goal of the AIP Alternative Strategies Funds mutual fund family is to provide a range of superior risk-adjusted return profiles, for investors seeking something different from the traditional investment approach of ‘buy and hold equities’, and thus being dependent on the vagaries of the equity markets.
Alpha Hedged Strategies Fund (ALPHX) is designed to achieve consistent absolute returns with low correlation to traditional financial market indices. We seek to achieve this goal by employing experienced hedge fund managers as our sub-advisers, running their conservative hedged investment strategies in separate accounts within the Fund. The Fund is designed to mimic a conservative hedge fund of funds style portfolio, but to do so within the confines of an open-end mutual fund vehicle.
Our performance, on a risk-adjusted basis, is less dependent on the direction of equity market indices or interest rates, but rather on how well our sub-advisers execute their strategies, and whether certain conditions like day-to-day volatility, or the supply of merger deals are plentiful or scarce.
For the calendar year ending December 31st2006, the Fund returned 9.32%, vs. 9.07% for the HFRI Conservative Fund of Funds index, and the 3-Year annualized returns were 9.62% for the Fund and 6.67% for the HFRI index. Since inception on 9/23/02, the Fund has returned 6.93% on an annualized basis, vs. 7.35% annualized for the HFRI index.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 1-877-Low-Beta.
Overall, the returns generated for 2006 are very much in line with ALPHX’s investment goal of providing consistent positive investment returns with low volatility and a standard deviation of one-third to one-fifth of that associated with the S&P 500. Since inception through 12/31/06, the Fund has a beta of +.08 (vs. 1.00 for the S&P 500), and an annualized standard deviation of just 4.30% (vs. 13.67% for the S&P 500).
2006 was a year of solid returns for conservative, absolute return oriented, hedged strategies. Many strategies had impressive gains in the 1st quarter, only to see one of the toughest periods in memory from mid-2nd quarter through the end of July, but recovered nicely in the 4th quarter. While this is a bit atypical, it does underscore the fact that while these hedged strategies are less prone to down periods than the overall equity markets, they do have some “lumpiness” to the return pattern over time.
Strategies that performed particularly well in 2006 were merger arbitrage, fixed-income arbitrage, global hedged strategies and distressed securities. Many market neutral long/short strategies had solid, but unspectacular years. The fundamentals in many of these areas, such as the level of merger activity relative to bidders on merger arbitrage pairings, opportunities to play the unwinding of the sub-prime credit mortgage market in fixed-income arbitrage, etc., continue to look favorable for the next 6 to 12 months.
The one hiccup from global markets in that 2006 that did effect to a degree even some fairly hedged strategies, was that some of the strongest of these hedged strategies in 2004 and 2005, included some net exposure to smaller capitalization stocks, global equity markets, or sector exposures in energy, commodities and natural resources. All of these had a major headwind for a few months when the markets began correcting in mid-May, and even in hedged portfolios, the winning long stocks that had driven performance, corrected more severely than those short positions that had been laggards. Many of these exposures, that had enjoyed a relatively low level of correlation to the broader equity markets in recent years, found their “non-correlation effect” dissipating at a most inopportune time.
This has further served to underscore our belief that a multi-strategy approach is the most prudent, as we are then less dependent on any one strategy having favorable market conditions as a backdrop in which to

Underlying Funds Trust
Market Commentary
December 31, 2006 (continued)
perform. One of the elements missing from the markets of late is the higher levels of day-to-day volatility that can often present opportunities for hedged strategies to capitalize on.
ALPHX currently has 18 active sub-advisors and hedged strategies. A couple of the more interesting strategies funded in 2007 are a global hedged income strategy, as well as a second long/short deep discount value manager, two additional distressed securities managers, and two equity options overlay strategy managers.
More importantly, we feel is wise to get exposure to a broad range of hedged investment strategies to increase the consistency of risk-adjusted returns, and to further dampen the overall volatility and market correlation. As a multi-strategy fund, ALPHX offers both a level of hedging against traditional market risks and the benefits that a broad diversification of strategies can provide.
AIP’s new Beta Hedged Strategies Fund (BETAX) was launched in late April of 2006, and is designed to achieve strong risk-adjusted returns with moderate correlation to traditional market indices. BETAX was created to offer shareholders a choice, between a more conservatively positioned fund portfolio, such as ALPHX, and a more aggressive multi-strategy approach with BETAX. BETAX currently has 13 active sub-advisors and hedged strategies.
The Federal Reserve seems to have finally reached a potential plateau in the cycle of raising short-term interest rates, and the debate seems to have shifted to “soft landing” or “into recession” for the economy. As a consequence, the debate on “ready to rally” or “ripe for a correction” seems to have sharpened for the markets as well. As the debate rages, market activity may well be “range-bound” without a significant sustained direction. Investor fears of equity market exposure and interest rate risk exposure have caused many to look to non-traditional assets classes for solutions.
As a result of all of this, allocations to hedge funds and open-end mutual funds that employ alternative investment strategies continue to accelerate. Sophisticated investors are rapidly recognizing that these strategies offer portfolio attributes not commonly found in mutual funds, and this new breed of funds continues to grow in popularity, and have become increasingly important components of client portfolios for many investment advisors and financial planners.
Must be preceded or accompanied by a prospectus. Read it carefully before investing.
Fund Disclosure
Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:
▪	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

▪	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

▪	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

▪	shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

Underlying Funds Trust
Market Commentary
December 31, 2006 (continued)
The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.
Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.
* Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges. While the Fund is no-load, management fees and other expenses still apply.
** © 2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund’s load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating™ metrics. The Alpha Hedged Strategies Fund was rated against the following numbers of U.S. domiciled Long-Short funds over the following time periods: 53 funds in the last three years. With respect to these Long-Short funds, Alpha Hedged Strategies Fund received a Morningstar Rating™ of 4-Stars for the three-year period ending 12/31/06.
Morningstar defines Long-Short as: a fund with roughly 20% their total net assets in short positions.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
The HFRI (Hedge Funds Research, Inc.) Performance Indices are equally weighted hedge fund performance indices broken down into 37 different categories by strategy, such as “equity market neutral” investing and “conservative or market neutral fund-of-funds” investing. Conservative Fund of Funds investing seeks to profit by investing in various absolute return, hedged strategies.
Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns. A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1. Beta measures the sensitivity of rates of return on a fund to general market movements.
Quasar Distributors, LLC, Distributor — 2/07

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/24/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on May 24, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — Earnings Revision-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — Global-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — Healthcare/Biotech-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 9/25/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 9/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on September 25, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — International-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — Momentum-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity — REIT-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Merger Arbitrage-1 Portfolio
Growth of $10,000 — December 31, 2006

^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Allocation of Portfolio Assets — December 31, 2006 (Unaudited)
Convertible Bond Arbitrage-1 Portfolio
Distressed Securities & Special Situations-1 Portfolio

*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets — December 31, 2006 (Unaudited)
Fixed Income Arbitrage-1 Portfolio
Global Hedged Income-1 Portfolio

*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets — December 31, 2006 (Unaudited)
Long/Short Equity — Deep Discount Value-1 Portfolio
Long/Short Equity — Earnings Revision-1 Portfolio

*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets — December 31, 2006 (Unaudited)
Long/Short Equity — Global-1 Portfolio
Long/Short Equity — Healthcare/Biotech-1 Portfolio

*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets — December 31, 2006 (Unaudited)
Long/Short Equity — International-1 Portfolio
Long/Short Equity — Momentum-1 Portfolio

*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets — December 31, 2006 (Unaudited)
Long/Short Equity — REIT-1 Portfolio
Merger Arbitrage-1 Portfolio

*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example — December 31, 2006
The following expense example is presented for the Convertible Bond Arbitrage-1 Portfolio, Distressed Securities & Special Situations-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity—Deep Discount Value-1 Portfolio, Long/Short Equity—Earnings Revision-1 Portfolio, Long/Short Equity—Global-1 Portfolio, Long/Short Equity—Healthcare/Biotech-1Portfolio, Long/Short Equity—International- 1 Portfolio, Long/Short Equity—Momentum-1 Portfolio, Long/Short Equity—REIT-1 Portfolio, and Merger Arbitrage-1 Portfolio (the “Portfolio or Portfolios), each a series of the Underlying Funds Trust.
As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/06 — 12/31/06).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Portfolios charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Portfolios’ transfer agent. To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio. Actual expenses of the Portfolios are expected to vary among each Portfolio. The example below includes, but is not limited to, investment advisory fees and operating services fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Portfolios and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example — December 31, 2006 (continued)
Convertible Bond Arbitrage-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,026.90	$24.17
Hypothetical (5% return before expenses)**	1,000.00	1,001.36	23.86

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.33.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.73%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.
Distressed Securities & Special Situations-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,030.70	$21.65
Hypothetical (5% return before expenses)**	1,000.00	1,003.88	21.37

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.36.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.23%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example — December 31, 2006 (continued)
Fixed Income Arbitrage-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,062.20	$17.52
Hypothetical (5% return before expenses)**	1,000.00	1,008.22	17.06

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.59.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 3.37%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.
Global Hedged Income-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,027.50	$22.18
Hypothetical (5% return before expenses)**	1,000.00	1,003.33	21.91

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.33.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.34%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example — December 31, 2006 (continued)
Long/Short Equity—Deep Discount Value-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,057.30	$21.68
Hypothetical (5% return before expenses)**	1,000.00	1,004.13	21.12

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.56.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.18%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.
Long/Short Equity—Earnings Revision-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$969.20	$20.85
Hypothetical (5% return before expenses)**	1,000.00	1,004.03	21.22

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.89.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.20%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example — December 31, 2006 (continued)
Long/Short Equity—Global-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,125.50	$23.95
Hypothetical (5% return before expenses)**	1,000.00	1,002.67	22.56

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $16.07.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.47%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.
Long/Short Equity—Healthcare/Biotech-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	9/25/06	12/31/06	9/25/06-12/31/06+
Actual^	$1,000.00	$1,037.20	$8.31
Hypothetical (5% return before expenses)**	1,000.00	1,005.26	8.18

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $8.20.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $8.08.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 3.04%, multiplied by the average account value over the period, multiplied by 98/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example — December 31, 2006 (continued)
Long/Short Equity—International-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$978.70	$29.97
Hypothetical (5% return before expenses)**	1,000.00	994.91	30.22

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.96.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 6.01%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.
Long/Short Equity—Momentum-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$951.50	$20.41
Hypothetical (5% return before expenses)**	1,000.00	1,004.28	20.97

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.76.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.15%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example — December 31, 2006 (continued)
Long/Short Equity—REIT-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,023.90	$40.30
Hypothetical (5% return before expenses)**	1,000.00	985.38	39.53

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.30.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 7.90%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.
Merger Arbitrage-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06+
Actual^	$1,000.00	$1,070.80	$22.76
Hypothetical (5% return before expenses)**	1,000.00	1,003.23	22.01

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.66.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.36%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Convertible Bond Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 2.59%+

Electromedical And Electrotherapeutic Apparatus - 2.59%+
Cutera, Inc. (a)^	20,800	$561,600

TOTAL COMMON STOCKS (Cost $557,739)		561,600

CONVERTIBLE BONDS (f) - 112.28%+

Aerospace & Defense - 3.63%+
L-3 Communications Holdings, Inc. (Acquired 08/01/2005, Cost $763,514) 3.000%, due 08/01/2035 (b)(e)^	750,000	787,500

Airlines - 3.73%+
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	750,000	808,125

Biotechnology - 6.36%+
Charles River Laboratories International, Inc. (Acquired 08/16/2006, Cost $765,401) 2.250%, due 06/15/2013 (b)^	750,000	810,937
Protein Design Labs, Inc., 2.750%, due 08/16/2023 (e)^	500,000	568,125

		1,379,062

Commercial Services & Supplies - 6.43%+
FTI Consulting, Inc., 3.750%, due 07/15/2012 ^	750,000	862,500
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)^	500,000	530,000

		1,392,500

Communications - 3.45%+
Liberty Media Corp., 3.500%, due 01/15/2031 (e)^	750,000	748,125

Communications Equipment - 3.03%+
JDS Uniphase Corp., 1.000%, due 05/15/2026 (e)^	750,000	655,950

Computers & Peripherals - 3.59%+
EMC Corp. (Acquired 11/14/2006, Cost $757,084) 1.750%, due 12/01/2011 (b)^	750,000	778,125

Construction & Engineering - 3.90%+
Quanta Services, Inc. (Acquired 04/27/2006, Cost $741,563) 3.750%, due 04/30/2026 (b)(e)^	750,000	844,688

Diversified Telecommunication Services - 2.87%+
Level 3 Communications, Inc., 3.500%, due 06/15/2012 (e)^	500,000	621,250

Electronic Equipment & Instruments - 3.69%+
Itron, Inc., 2.500%, due 08/01/2026 (e)^	750,000	798,750

Energy Equipment & Services - 3.72%+
Cameron International Corp. (Acquired 05/23/2006 and 05/30/2006, Cost $749,964) 2.500%, 06/15/2026 (b)(e)^	750,000	805,312

Health Care Equipment & Supplies - 14.49%+
American Medical Systems Holdings, Inc., 3.250%, due 07/01/2036 (e)^	750,000	874,687
Cytyc Corp., 2.250%, due 03/15/2024 (e)^	750,000	806,250
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)	750,000	765,000
Greatbatch, Inc., 2.250%, due 06/15/2013 (e)	750,000	692,813

		3,138,750

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Health Care Providers & Services - 8.33%+
Henry Schein, Inc., 3.000%, due 08/15/2034 (e)	500,000	$605,000
PSS World Medical, Inc., 2.250%, due 03/15/2024 (e)	500,000	615,000
Trizetto Group, Inc., 2.750%, due 10/01/2025 (e)	500,000	585,625

		1,805,625

Hotels Restaurants & Leisure - 3.96%+
Scientific Games Corp., 0.750%, due 12/01/2024 (e)	750,000	857,813

Household Products - 3.32%+
Church & Dwight, Inc., 5.250%, due 08/15/2033 (e)	500,000	720,000

IT Services - 2.45%+
Euronet Worldwide, Inc., 3.500%, due 10/15/2025 (e)	500,000	531,875

Machinery - 2.34%+
Trinity Industries, Inc., 3.875%, due 06/01/2036 (e)	500,000	505,000

Media - 3.13%+
Lamar Advertising Co., 2.875%, due 12/31/2010	500,000	678,125

Metals & Mining - 3.05%+
Ryerson, Inc., 3.500%, due 11/01/2024 (e)	500,000	660,625

Oil, Gas & Consumable Fuels - 5.72%+
Chesapeake Energy Corp. (Acquired 12/01/2005 and 01/19/2006, Cost $792,074) 2.750%, due 11/15/2035 (b)(e)	750,000	758,437
OMI Corp., 2.875%, due 12/01/2024 (e)	500,000	480,625

		1,239,062

Road & Rail - 2.62%+
Yellow Roadway Corp., 3.375%, due 11/25/2023 (e)	500,000	568,125

Semiconductor & Semiconductor Equipment - 5.58%+
Intel Corp., 2.950%, due 12/15/2035	750,000	678,750
PMC-Sierra, Inc. (Acquired 12/02/2005, Cost $577,751) 2.250%, due 10/15/2025 (b)(e)	500,000	531,250

		1,210,000

Software - 8.72%+
Mentor Graphics Corp., 6.250%, due 03/01/2026 (e)	750,000	976,875
Symantec Corp. (Acquired 08/16/2006, Cost $809,280) 1.000%, due 06/15/2013 (b)	750,000	912,188

		1,889,063

Specialty Retail - 4.17%+
Dicks Sporting Goods, Inc., 1.606%, due 02/18/2024 (e)	1,000,000	903,750

TOTAL CONVERTIBLE BONDS (Cost $23,100,032)		24,327,200

CORPORATE BONDS - 3.42%+

Oil And Gas Extraction - 3.42%+
Sesi LLC (Acquired 12/21/2006, Cost $749,630) 1.500%, due 12/15/2026 (b)(e)	750,000	741,563

TOTAL CORPORATE BONDS (Cost $749,630)		741,563

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 5.22%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $1,131,928 (g)^	$1,131,471	$1,131,471

TOTAL REPURCHASE AGREEMENTS (Cost $1,131,471)		1,131,471

Total Investments (Cost $25,538,872) - 123.51%+		26,761,834
Liabilities in Excess of Other Assets — (23.51%)+		(5,089,590)

TOTAL NET ASSETS - 100.00%+		$21,672,244

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage — 1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
American Medical Systems Holdings, Inc. (a)	26,000	$481,520
Cameron International Corp. (a)	4,500	238,725
Charles River Laboratories International, Inc. (a)	9,000	389,250
Chesapeake Energy Corp.	14,700	427,035
Church & Dwight, Inc.	14,500	618,425
Cytyc Corp. (a)	14,600	413,180
Dick’s Sporting Goods, Inc. (a)	13,000	636,870
Edwards Lifesciences Corp. (a)	4,100	192,864
EMC Corp. (a)	19,000	250,800
Euronet Worldwide, Inc. (a)	7,500	222,675
FTI Consulting, Inc. (a)	17,000	474,130
Greatbatch, Inc. (a)	9,000	242,280
Henry Schein, Inc. (a)	7,000	342,860
Intel Corp.	13,000	263,250
Itron, Inc. (a)	5,000	259,200
JDS Uniphase Corp. (a)	12,400	206,584
JetBlue Airways Corp. (a)	22,000	312,400
L-3 Communications Holdings, Inc.	3,000	245,340
Lamar Advertising Co. (a)	8,000	523,120
Level 3 Communications, Inc. (a)	60,000	336,000
Mentor Graphics Corp. (a)	26,000	468,780
Motorola, Inc.	11,000	226,160
OMI Corp. (b)	8,000	169,360
Palomar Medical Technologies, Inc. (a)	6,600	334,422
PDL Biopharma, Inc. (a)	16,000	322,240
PMC — Sierra, Inc. (a)	28,300	189,893
PSS World Medical, Inc. (a)	22,000	429,660
Quanta Services, Inc. (a)	19,000	373,730
Ryerson Tull, Inc.	18,700	469,183
Scientific Games Corp. — Class A (a)	12,700	383,921
Superior Energy Services (a)	10,700	349,676
Symantec Corp. (a)	24,000	500,400
Trinity Industries, Inc.	8,000	281,600
Trizetto Group (a)	13,000	238,810
Waste Connections, Inc. (a)	5,700	236,835
YRC Worldwide, Inc. (a)	8,000	301,840

TOTAL COMMON STOCK (Proceeds $11,770,471)		12,353,018

Total Securities Sold Short (Proceeds $11,770,471)		$12,353,018

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 62.69%+

Airlines - 2.87%+
Ace Aviation Holdings, Inc. (a)(c)^	20,524	$665,096
Hawaiian Holdings, Inc. (a)	123,833	606,782
MAIR Holdings, Inc. (a)	28,533	204,582
Northwest Airlines Corp. (a)	8,475	35,171
Pinnacle Airlines Corp. (a)	8,120	136,822

		1,648,453

Auto Components - 1.02%+
Dana Corp.	106,300	147,757
Delphi Automotive Systems (a)	74,000	282,680
Intermet Corp. (a)	25,708	154,248

		584,685

Biotechnology - 0.36%+
Seracare Life Sciences, Inc. (a)	32,210	208,399

Building Products - 6.21%+
Armstrong World Industries, Inc. (a)	23,312	988,196
Owens Corning (a)	68,338	2,043,306
USG Corp. (a)	9,700	531,560

		3,563,062

Commercial Services & Supplies - 0.42%+
IKON Office Solutions, Inc.	14,800	242,276

Communications Equipment - 0.25%+
Nortel Networks Corp. (c)	5,550	148,352

Computers & Peripherals - 0.43%+
Palm Inc. (a)	17,550	247,279

Construction & Engineering - 5.86%+
Washington Group International, Inc. (a)	56,322	3,367,492

Construction Materials - 5.53%+
Oglebay Norton Co. (a)	163,827	3,178,244

Diversified Telecommunication Services - 3.33%+
IDT Corp. (a)	42,218	552,211
Verizon Communications, Inc.	36,477	1,358,404

		1,910,615

Electrical Equipment - 0.14%+
Global Power Equipment Group Inc. (a)	111,000	77,700

Electronic Equipment & Instruments - 0.67%+
Taser International, Inc. (a)	50,300	382,783

Food & Staples Retailing - 0.50%+
Safeway, Inc.	1,950	67,392
Winn Dixie Stores, Inc. (a)	16,430	221,805

		289,197

Food Products - 2.87%+
Gold Kist, Inc. (a)	18,233	383,258
Imperial Sugar Co.	31,891	772,081
Interstate Bakeries (a)	204,890	491,736

		1,647,075

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Grocery Stores - 0.20%+
Koninklijke Ahold NV ADR (a)	11,100	$117,438

Health Care Equipment & Supplies - 1.60%+
Bausch & Lomb, Inc.	17,621	917,349

Health Care Providers & Services - 0.37%+
Magellan Health Services, Inc. (a)	4,898	211,692

Hotels Restaurants & Leisure - 5.48%+
Krispy Kreme Doughnuts, Inc. (a)	233,137	2,587,820
Lone Star Steakhouse & Saloon (h)	14,800	404,780
MTR Gaming Group, Inc. (a)	2,740	33,483
Sunterra Corp. (a)	10,000	120,500

		3,146,583

Household Durables - 0.15%+
Foamex International, Inc. (a)	22,530	85,614
The Rowe Companies (a)	122,070	2,441

		88,055

Independent Power Producers & Energy Traders - 3.32%+
Mirant Corp. (a)	60,395	1,906,670

IT Services - 0.33%+
First Data Corp.	7,400	188,848

Leisure Equipment & Products - 2.35%+
Aruze Corp. (c)	10,840	311,523
Eastman Kodak Co.	7,100	183,180
Smith & Wesson Holding Corp. (a)	82,460	852,636

		1,347,339

Media - 0.53%+
Aeroplan Income Fund (c)	4,100	59,664
Genius Products, Inc. (a)	90,290	245,589

		305,253

Metals & Mining - 12.20%+
Algoma Steel, Inc. (a)(c)	148,213	4,181,089
Atlas Mining Co. (a)	11,250	16,537
Grupo Mexico S.A. de CV (c)	270,880	992,449
Haynes International, Inc. (a)	11,095	598,021
Kaiser Aluminum Corp. (a)	1,791	100,260
Lexington Coal (a)	79,411	40,500
Ormet Corp. (a)	7,676	1,074,640

		7,003,496

Oil, Gas & Consumable Fuels - 1.36%+
Petroleum Development Corp. (a)	14,211	611,784
Texas Petrochemicals, Inc. (a)	5,400	170,100

		781,884

Road & Rail - 0.89%+
Hertz Global Holdings, Inc. (a)	29,250	508,657

Specialty Retail - 2.68%+
Footstar, Inc. (a)	77,961	510,645
Movie Gallery, Inc. (a)	291,700	1,026,784

		1,537,429

Specialty Finance - 0.33%+
MRU Holdings, Inc. (a)	1,300	8,125
Transforma Acquisition Group (a)	23,000	184,000

		192,125

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Tobacco - 0.44%+
Altria Group, Inc.	2,977	$255,486

TOTAL COMMON STOCKS (Cost $31,698,887)		36,003,916

PREFERRED STOCKS - 0.84%+

Consumer Finance - 0.84%+
General Motors Acceptance Corp. (e)	19,800	479,556

TOTAL PREFERRED STOCKS (Cost $423,401)		479,556

WARRANTS - 0.12%+
Stone Arcade Acquisition Corp. (a)	40,560	66,113

TOTAL WARRANTS (Cost $24,652)		66,113

CONVERTIBLE BONDS (f) - 2.32%+

Airlines - 0.96%+
Pinnacle Airline Corp., 3.250%, due 02/15/2025 (e)	$390,000	550,387

Biotechnology - 1.12%+
Cell Therapeutics, Inc., 4.000%, due 07/01/2010	1,000,000	642,500

Energy Equipment & Services - 0.24%+
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004 (Default effective 03/15/2001) (a)(d)(e)	1,500,000	138,750

TOTAL CONVERTIBLE BONDS (Cost $968,891)		1,331,637

CONVERTIBLE PREFERRED STOCKS (f) - 0.88%+

Automobiles - 0.88%+
General Motors Corp.	20,000	505,600

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $483,100)		505,600

CORPORATE BONDS - 34.38%+

Airlines - 0.49%+
Northwest Airlines Corp., 10.000%, due 02/01/2009 (Default effective 09/15/2005) (a)(d)	$300,000	283,500

Aluminum Sheet, Plate, And Foil - 0.28%+
Kaiser Aluminum Escrow, 9.875%, due 02/15/2049	299,000	116,610
Ormet Corp. (Acquired 09/28/04, Cost $1,887) 0.000%, 10/01/2050 (b)	134,000	2,680
Ormet Corp., (Acquired 10/27/04, 12/08/04, and 05/19/2006, Cost $22,159) 11.000%, due 08/15/2008 (Default effective 01/30/2004) (a)(b)(d)(e)	1,996,000	39,920

		159,210

Auto Components - 5.15%+
Dana Corp., 6.500%,due 03/15/2008 (Default effective 03/03/2006) (a)(d)	300,000	228,000
Dana Corp., 7.000%, due 03/01/2029 (Default effective 03/03/2006) (a)(d)	390,000	286,650
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Dana Corp Dip Loan, 0.000%, due 06/12/2011	$1,000,000	$1,000,840
Delco Remy International, Inc., 9.360%, due 04/15/2009 (e)	490,000	470,400
Delco Remy International, Inc., 11.000%, due 05/01/2009 (e)	500,000	207,500
Delphi Auto Systems Corp., 6.500%, due 05/01/2009 (Default effective 10/10/2005) (a)(d)	370,000	414,400
Delphi Corp., 7.125%, due 05/01/2029 (Default effective 10/10/2005) (a)(d)	64,000	70,720
Exide Technologies, 10.500%, due 03/15/2013 (e)	300,000	278,250

		2,956,760

Banking - 1.69%+
Armstrong Bank Debt, 0.000%, due 03/29/2050	687,000	3,436
Collins Bank Debt Pr, 0.000%, due 01/25/2008	674,000	370,700
Collins Bank Debt Rc, 0.000%, due 01/25/2008	354,000	194,700
HCA Dip Loan, 0.000%, due 11/01/2013	300,000	303,471
Werner Term Loan, 0.000%, due 03/29/2050	69,003	55,893
Winstar Dip Bank Debt, 0.000%, due 03/29/2050	31,386	44,882

		973,082

Building Products - 0.17%+
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008 (Default effective 10/14/2003) (a)(d)(e)(h)	3,366,000	97,614

Chemicals - 3.18%+
Solutia Dip Loan, 8.360%, due 03/31/2007	1,000,000	1,001,600
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)	845,000	822,819

		1,824,419

Commercial Services & Supplies - 0.67%+
Ikon Office Solutions, Inc., 7.750%, due 09/15/2015 (e)	370,000	387,575

Consumer Finance - 1.64%+
Ford Motor Credit Co., 4.950%, due 01/15/2008	450,000	442,398
Ford Term Loan, 8.360%, due 11/29/2013	500,000	499,750

		942,148

Diversified Telecommunications - 1.36%+
Primus Telecommunications, 8.000%, due 01/15/2014 (e)	1,000,000	600,000
Securus Technologies, Inc., 11.000%, due 09/01/2011 (e)	195,000	182,325

		782,325

Electronic And Other Electrical Equipment And Components - 0.45%+
Magnachip Semiconductor, 8.610%, due 12/15/2011 (e)	300,000	258,000

Financial Services - 0.37%+
Block Financial Corp., 8.500%, due 04/15/2007	209,800	211,408

Food & Staples Retailing - 0.00%+
Winn-Dixie Store Escrow, 8.875%, due 04/01/2050 (Default effective 02/21/2005) (a)(d)	254,000	1,270

Health Care - 1.37%+
Insight Health Services Corp., 9.875%, due 11/01/2011 (e)	253,000	59,455
Insight Health Services Corp., 10.621%, due 11/01/2011 (e)	865,000	726,600

		786,055

Heavy Construction - 1.36%+
Morrison Knudsen, 11.000%, due 07/01/2010 (Default effective 08/01/2003) (a)(d)	12,774,000	783,046

Independent Power Producers & Energy Traders - 1.92%+
Calpine Corp. (Acquired 01/05/06, Cost $221,045) 8.500%, 07/15/2010 (Default effective 12/20/2005) (a)(b)(d)(e)	257,000	274,347
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005) (a)(d)	390,000	312,000
Calpine Corp. (Acquired 01/03/2006 and 01/05/2006, Cost $408,050) 8.750%, due 07/15/2013 (Default effective 12/20/2005) (a)(b)(d)(e)	483,000	518,018

		1,104,365

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Media - 2.37%+
Adelphia Communications Corp., 10.250%, due 11/01/2006 (Default effective 06/25/2002) (a)(d)	$500,000	$453,750
Adelphia Communications Corp., 10.250%, due 06/15/2011 (Default effective 06/25/2002) (a)(d)	402,000	381,900
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp. 10.250%, due 09/15/2010 (e)	500,000	523,125

		1,358,775

Metals & Mining - 1.63%+
Doe Run Resources Corp., 11.750%, due 11/01/2008 (e)	950,000	935,750

Oil, Gas & Consumable Fuels - 0.65%+
James River Coal Co., 9.375%, due 06/01/2012 (e)	97,000	87,300
KCS Energy, Inc., 7.125%, due 04/01/2012 (e)	292,500	284,456

		371,756

Personal Products - 1.39%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	500,000	493,750
Revlon Term Loan, 0.000%, due 01/15/2012	300,000	303,102

		796,852

Retail - 0.31%+
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (Default effective 02/01/2006) (a)(d)	911,000	170,813

Specialty Manufacturing - 2.71%+
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	500,000	355,000
Ames True Temper, Inc., 10.000%, due 07/15/2012 (e)	200,000	184,000
Elgin National Industries, Inc., 11.000%, due 11/01/2007 (e)	720,000	717,300
Merisant Co., 9.500%, due 07/15/2013 (e)	500,000	297,500

		1,553,800

Specialty Retail - 2.78%+
Movie Gallery, Inc., 11.000%, due 05/01/2012 (e)	2,075,000	1,597,750

Textiles, Apparel & Luxury Goods - 0.31%+
Unifi, Inc., (Acquired 10/19/2006, Cost $185,434), 11.500%, due 05/15/2014 (b)(e)	195,000	179,400

Tobacco - 1.40%+
Alliance One International, Inc., 11.000%, due 05/15/2012 (e)	347,000	369,555
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (e)	500,000	436,250

		805,805

Transportation Infrastructure - 0.73%+
Dura Operating Corp., 9.000%, due 05/01/2009 (Default effective 10/30/2006) (a)(d)(e)	150,000	6,000
Sea Containers Ltd., 10.750%, due 10/15/2006 (Default effective 10/15/2006) (a)(d)(e)	197,400	146,816
Sea Containers Ltd., 10.500%, due 05/15/2012 (Default effective 10/15/2006) (a)(d)(e)	364,000	266,175

		418,991

TOTAL CORPORATE BONDS (Cost $18,113,224)		19,740,469

ASSET BACKED SECURITIES - 0.31%+
United Airlines, Inc., 7.762%, due 12/31/2049	201,126	176,991

TOTAL ASSET BACKED SECURITIES (Cost $105,088)		176,991

RIGHTS - 0.15%+
Foamex International Rights	22,530	87,416

TOTAL RIGHTS (Cost $0)		87,416

PURCHASED OPTIONS - 0.55%+	Contracts

Apple Inc.
Expiration: January 2007, Exercise Price: $75.000	182	194,740
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2006

	Contracts	Value

Cost Plus, Inc.
Expiration: February 2007, Exercise Price: $10.000	293	$14,650
H&R Block, Inc.
Expiration: April 2007 Exercise Price: $20.000	80	2,600
iShares Russell 2000 Index Fund
Expiration: March 2007 Exercise Price: $77.000	390	81,900
James River Coal Co.
Expiration: March 2007 Exercise Price: $10.000	136	20,740

TOTAL PURCHASED OPTIONS (Cost $217,286)		314,630

	Shares or
	Principal Amount

REPURCHASE AGREEMENTS - 10.41%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2006, repurchase price $5,980,858 (g)^	$5,978,442	5,978,442

TOTAL REPURCHASE AGREEMENTS (Cost $5,978,442)		5,978,442

MUNICIPAL BONDS - 0.30%+
Lewis & Clark County, 5.600%, due 01/01/2027	156,000	173,455

TOTAL MUNICIPAL BONDS (Cost $145,495)		173,455

OTHER - 0.01%+
Nextwave Wirelss LLC Membership Units (a)	7,300	5,840

TOTAL OTHER (Cost $9,556)		5,840

Total Investments (Cost $58,168,022) - 112.96%+		64,864,065
Liabilities in Excess of Other Assets — (12.96%)+		(7,442,874)

TOTAL NET ASSETS - 100.00%+		$57,421,191

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
Applied Extrusion Technologies, Inc. — Class A (a)	1,714	$13,283
Applied Extrusion Technologies, Inc. — Class B (a)	35	245
Armstrong Holdings, Inc. (a)	400	126
BearingPoint, Inc. (a)	13,900	109,393
Energy Select SPDR Fund	8,550	501,286
Sihares MSCI Mexico Index Fund	3,340	171,008
Kraft Foods, Inc.	928	33,130
Northwest Airlines Corp. (a)	287,095	1,191,444
Pope & Talbot, Inc. (a)	46,500	254,355
Progressive Gaming International Corp. (a)	17,534	159,033
Sirva, Inc. (a)	48,687	169,431
Six Flags, Inc.	67,266	352,474
Southern Copper Corp.	20,000	1,077,800
Stone Arcade Acquisition Corp. (a)	780	4,961
Technical Olympic USA, Inc.	83,547	849,673
Tembec, Inc. (a)(b)	31,800	46,903
WCI Communities, Inc. (a)	18,900	362,502
Wynn Resorts Ltd.	2,520	236,502

TOTAL COMMON STOCK (Proceeds $5,206,094)		5,533,549

CORPORATE BONDS

Applied Extrusion, (Acquired 05/14/2004, Proceeds $1,034) 12.000%, due 03/15/2012 (d)(e)	$817	797
Kaiser Aluminum & Chemical, 12.750%, due 02/01/2003 (Default effective 02/12/2002) (a)(c)(d)	1,157,000	92,560

TOTAL CORPORATE BONDS (Proceeds $96,309)		93,357

Total Securities Sold Short (Proceeds $5,302,403)		$5,626,906

FOREIGN CURRENCY CONTRACTS
Canadian Dollars	11,263	9,659
Japanese Yen	25,561,463	214,793
Mexican Pesos	4,195,544	388,368

Total Foreign Currency Contracts (Proceeds $610,141)		$612,820

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
December 31, 2006

	Contracts	Value

CALL OPTIONS

Cost Plus, Inc.
Expiration: February 2007, Exercise Price: $10.00	39	$3,218
iShares Russell 2000 Index Fund
Expiration: March 2007, Exercise Price: $83.00	390	44,850
Smith & Wesson Holding Corp
Expiration: January 2007, Exercise Price: $12.50	57	285

TOTAL CALL OPTIONS (Premiums received $76,892)		48,353

PUT OPTIONS
Apple, Inc.
Expiration: January 2007, Exercise Price: $52.50	182	455

TOTAL PUT OPTIONS (Premiums received $55,872)		455

Total Options Written (Premiums received $132,764)		48,808

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

CORPORATE BONDS - 5.29%+

Banking - 1.21%+
Shinsei Financial Cayman Ltd. (Acquired 02/16/2006, Cost $195,000) 6.418%, due 07/20/2048 (b)(e)	195,000	$194,775
Washington Group International, Inc. (Acquired 02/27/2006, Cost $299,829) 6.534%, due 03/29/2049 (b)(e)	300,000	296,550

		491,325

Chemicals - 0.97%+

Chemtura Corp., 6.875%, due 06/01/2016	410,000	394,625

Commercial Banks - 0.56%+
Residential Capital Corp., 6.000%, due 02/22/2011	80,000	79,849
Residential Capital Corp., 6.500%, due 04/17/2013	115,000	116,545
Residential Capital Corp., 6.875%, due 06/30/2015	30,000	31,100

		227,494

Consumer Finance - 0.52%+
Ford Motor Credit Co., 8.110%, due 01/13/2012	110,000	109,001
General Motors Acceptance Corporation, 6.125%, due 02/01/2007	100,000	100,131

		209,132

Health Care Providers & Services - 0.15%+
HCA, Inc. (Acquired 11/09/2006, Cost $55,000), 9.250%, due 11/15/2016 (b)(e)	55,000	58,919

Hotels, Restaurants & Leisure - 0.81%+
MGM Mirage, 6.000%, due 10/01/2009	200,000	199,500
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	127,229

		326,729

Independent Power Producers & Energy Traders - 0.25%+
TXU Corp., 6.550%, due 11/15/2034	110,000	102,875

Insurance - 0.31%+
Metlife, Inc., 6.400%, due 12/15/2036	125,000	125,576

Real Estate - 0.24%+
Thornburg Mortgage, Inc., 8.000%, due 05/15/2013 (e)	100,000	99,000

Semiconductor & Semiconductor Equipment - 0.27%+
Freescale Semiconductor, Inc. (Acquired 11/16/2006, Cost $110,000) 8.875%, due 12/15/2014 (b)(e)	110,000	109,587

TOTAL CORPORATE BONDS (Cost $2,163,340)		2,145,262

ASSET BACKED SECURITIES - 25.39%+
Aames Mortgage Trust, 8.070%, due 10/25/2035	900,000	807,289
American Airlines, Inc., 6.817%, due 05/23/2011	400,000	406,376
Asset Backed Funding Certificates, 8.570%, due 1/25/2035	200,000	190,521
Citigroup Mortgage Loan Trust, 7.820%, due 09/25/2035	150,000	135,221
Citigroup Mortgage Loan Trust, 7.820%, due 01/25/2036	375,000	341,246
Countrywide Asset Backed Certificates, 7.620%, due 01/25/2046	500,000	397,615
DVI Receivables Corp., 5.870%, due 09/12/2010	330,253	317,043
DVI Receivables Corp., 5.820%, due 03/14/2011	1,652,215	1,412,643
Encore Credit Receivables Trust, 7.820%, due 01/25/2036	250,000	227,758
Equity One ABS, Inc., 5.910%, due 02/25/2033	37,891	36,989
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

FBR Securitization Trust, 7.570%, due 11/25/2035	123,584	$122,103
First Franklin Mortgage, 8.820%, due 10/25/2034	75,000	71,388
First Franklin Mortgage, 8.570%, due 06/25/2036	200,000	184,924
GE-WMC Mortgage Securities LLC, 8.070%, due 10/25/2035	450,000	443,385
JP Morgan Mortgage Acquisition Corp., 7.3270%, due 07/25/2036	500,000	421,350
Merit Securities Corp., 8.380%, due 12/28/2033	388,693	414,011
Merrill Lynch Mortgage Investors, 9.320%, due 06/25/2034	300,000	301,417
Morgan Stanley, 7.220%, due 05/25/2033	500,000	501,331
Nationstar Home Equity Loan Trust, 7.820%, due 09/25/2036	155,000	134,718
New Century Home Equity Loan Trust, 9.070%, due 07/25/2035	625,000	582,245
Nomura Home Equity Loan Trust, 7.820%, due 03/25/2036	250,000	222,950
Option One Mortgage Loan Trust, 7.820%, due 01/25/2036	150,000	142,831
Residential Asset Securities Corp., 7.280%, due 03/25/2035	500,000	479,695
Residential Asset Securities Corp., 8.320%, due 09/25/2035	200,000	185,450
Structured Asset Investment Loan Trust, 7.820%, due 05/25/2035	80,000	74,988
Structured Asset Investment Loan Trust, 6.000%, due 07/25/2035	150,000	141,552
Structured Asset Investment Loan Trust, 7.820%, due 08/25/2035	168,000	137,859
Structured Asset Investment Loan Trust, 6.240%, due 07/25/2035	349,000	330,810
Structured Asset Securities Corp., 7.820%, due 01/25/2035	400,000	376,259
Structured Asset Securities Corp., 7.820%, due 09/25/2036	400,000	347,640
United Airlines, Inc., 6.201%, due 09/01/2008	148,319	149,246
Wells Fargo Home Equity Trust, 8.320%, due 05/25/2034	250,000	246,366

TOTAL ASSET BACKED SECURITIES (Cost $10,134,490)		10,285,219

MORTGAGE BACKED SECURITIES - 23.33%+

Countrywide Alternative Loan Trust, Inc., 7.120%, due 02/25/2036	175,000	143,796
Fannie Mae Strip, 4.500%, due 10/01/2033	301,425	68,556
Fannie Mae Strip, 5.000%, due 01/01/2035	152,113	35,942
Fannie Mae Strip, 5.000%, due 02/01/2035	548,564	125,192
Fannie Mae Strip, 5.000%, due 03/01/2035	4,125,458	980,174
Fannie Mae Strip, 5.000%, due 04/01/2036	1,477,514	347,974
Fannie Mae Strip, 5.000%, due 07/01/2033	1,189,742	274,448
Fannie Mae Strip, 5.000%, due 08/01/2034	713,677	170,711
Fannie Mae Strip, 5.000%, due 08/01/2035	13,400,054	3,214,508
Fannie Mae Strip, 5.000%, due 10/01/2036	987,829	241,005
Fannie Mae Strip, 5.500%, due 12/01/2033	1,038,212	237,946
Fannie Mae Strip, 5.500%, due 12/01/2034	7,963,247	1,837,596
Fannie Mae Strip, 6.000%, due 03/01/2033	1,447,394	327,006
Fannie Mae Strip, 6.000%, due 12/01/2034	169,818	35,162
First Franklin Mortgage, 7.820%, due 12/25/2036	150,000	120,768
Freddie Mac Strip, 5.000%, due 02/15/2020	226,461	44,054
Freddie Mac Strip, 5.000%, due 02/15/2020	149,626	28,523
Freddie Mac Strip, 5.000%, due 04/15/2020	159,516	31,419
Freddie Mac Strip, 5.000%, due 08/01/2035	2,086,634	499,093
Freddie Mac Strip, 5.000%, due 12/01/2034	963,982	231,618
Lehman XS Trust, 7.070%, due 11/25/2035	150,000	148,644
Lehman XS Trust, 7.320%, due 06/25/2046	190,000	171,524
RAMP Series Trust, 7.820%, due 10/25/2036	115,000	104,775
Terwin Mortgage Trust, 0.200%, due 03/25/2037	421,621	31,811

TOTAL MORTGAGE BACKED SECURITIES (Cost $9,997,566)		9,452,245

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.44%+
Asset Backed Funding Certificates, 6.000%, due 07/26/2035	79,617	79,553
Asset Backed Funding Certificates, 8.320%, due 06/25/2035	200,000	188,281
Asset Backed Securities Corp., 5.250%, due 06/27/2035	94,605	94,464
Asset Backed Security Corp., 7.820%, due 06/25/2035	125,000	115,679
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Asset Backed Security Corp., 5.050%, due 08/27/2035	58,970	$58,664
Bear Stearns Asset Backed, 5.250%, due 08/25/2034	112,761	112,454
FBR Securitization Trust, 7.320%, due 10/25/2035	214,988	207,242
First Franklin Mortgage Loan, 8.820%, due 03/25/2035	150,000	144,168
First Franklin Mortgage Loan, 8.820%, due 12/25/2034	30,000	28,049
First Franklin Mortgage Loan, 8.320%, due 07/25/2035	150,000	136,568
Fremont Nim Trust, 3.750%, due 01/25/2035	5,984	5,976
Home Equity Asset Trust, 5.500%, due 08/27/2035	64,918	64,617
Home Equity Asset Trust, 5.250%, due 09/27/2035	239,040	237,727
Home Equity Asset Trust, 6.500%, due 02/27/2036	83,180	82,867
HSI Asset Securitization Corp. Trust, 7.320%, due 01/25/2036	436,000	386,209
Indymac Manufactured Housing, 6.640%, due 12/25/2027	242,631	237,288
JP Morgan Mortgage Acquisition, 8.320%, due 06/25/2035	125,000	111,122
JP Morgan Mortgage Acquisition, 8.320%, due 07/25/2035	250,000	233,530
Lehman XS Trust, 7.000%, due 11/28/2035	45,316	45,400
Masters ABS Nim Trust, 4.750%, due 05/26/2035	9,782	9,726
Merrill Lynch Mortgage Investors, Inc., 4.500%, due 02/25/2036	77,445	76,843
Sharps SP I LLC, 5.000%, due 05/25/2035	155,724	155,486
Soundview Home Equity Loan, 5.500%, due 11/25/2033	60,000	57,298
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035	24,590	24,549
Structured Asset Investment Loan Trust, 7.820%, due 04/25/2035	370,000	351,014
Structured Asset Investment Loan Trust, 7.820%, due 07/25/2035	250,000	230,368
Structured Asset Investment Loan Trust, 7.820%, due 09/25/2035	150,000	149,373
Structured Asset Securities, 7.820%, due 07/25/2035	250,000	218,321
Structured Asset Securities, 4.500%, due 08/25/2035	411,024	403,696
Terwin Mortgage Trust, 8.320%, due 03/25/2037	400,000	387,436

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,491,641)		4,633,968

U.S. TREASURY OBLIGATIONS - 10.83%+
U.S. Treasury Bond, 3.875%, due 04/15/2029	859,733	1,082,659
U.S. Treasury Notes, 2.375%, due 04/15/2011	3,319,087	3,305,864

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,398,827)		4,388,523

SHORT TERM INVESTMENTS - 7.48%+
Federal National Mortgage Association Discount Note, 5.250% due 03/30/2007	1,619,000	1,599,198
Federal National Mortgage Association Discount Note, 0.000% due 06/01/2007	50,000	48,951
Federal Home Loan Mortgage Corp. Discount Note, 5.293% due 01/16/2007	50,000	49,891
Federal Home Loan Mortgage Corp. Discount Note, 5.196% due 02/06/2007	1,065,000	1,059,524
Federal Home Loan Mortgage Corp. Discount Note, 5.110% due 03/30/2007	275,000	271,637

TOTAL SHORT TERM INVESTMENTS (Cost $3,028,658)		3,029,201

REPURCHASE AGREEMENTS - 11.72%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2006, repurchase price $4,749,054 (g)^	$4,747,135	4,747,135

TOTAL REPURCHASE AGREEMENTS (Cost $4,747,135)		4,747,135

Total Investments (Cost $38,961,657) - 95.48%+		38,681,553
Other Assets in Excess of Liabilities - 4.52%+		1,832,998

TOTAL NET ASSETS - 100.00%+		$40,514,551

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Futures Contracts
December 31, 2006

		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring March 2007 (Underlying Face Amount at Market Value $3,313,800)	14	$(12,993)
Eurodollar 90 Day Futures Contract, Expiring June 2007 (Underlying Face Amount at Market Value $1,658,475)	7	(4,083)
Eurodollar 90 Day Futures Contract, Expiring September 2007 (Underlying Face Amount at Market Value $4,033,888)	17	(10,978)
Eurodollar 90 Day Futures Contract, Expiring December 2007 (Underlying Face Amount at Market Value $11,406,000)	48	(27,054)
Eurodollar 90 Day Futures Contract, Expiring March 2008 (Underlying Face Amount at Market Value $4,042,175)	17	(2,865)
Eurodollar 90 Day Futures Contract, Expiring June 2008 (Underlying Face Amount at Market Value $4,043,238)	17	(940)
Eurodollar 90 Day Futures Contract, Expiring September 2008 (Underlying Face Amount at Market Value $4,043,875)	17	797
Eurodollar 90 Day Futures Contract, Expiring December 2008 (Underlying Face Amount at Market Value $4,043,663)	17	2,235
Eurodollar 90 Day Futures Contract, Expiring March 2009 (Underlying Face Amount at Market Value $4,043,450)	17	2,935
Eurodollar 90 Day Futures Contract, Expiring June 2009 (Underlying Face Amount at Market Value $4,279,950)	18	2,757
Eurodollar 90 Day Futures Contract, Expiring September 2009 (Underlying Face Amount at Market Value $3,090,100)	13	2,410
Eurodollar 90 Day Futures Contract, Expiring June 2010 (Underlying Face Amount at Market Value $1,187,313)	5	1,799
Eurodollar 90 Day Futures Contract, Expiring September 2010 (Underlying Face Amount at Market Value $949,550)	4	564
Eurodollar 90 Day Futures Contract, Expiring December 2010 (Underlying Face Amount at Market Value $949,200)	4	(463)
U.S. Treasury Bond Futures Contract, Expiring March 2007 (Underlying Face Amount at Market Value $2,563,063)	23	(49,837)
U.S. Treasury 10-Year Note Futures Contract, Expiring March 2007 (Underlying Face Amount at Market Value $33,745,188)	314	(322,754)

TOTAL FUTURE CONTRACTS PURCHASED		$(418,470)

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring December 2008 (Underlying Face Amount at Market Value $7,373,738)	31	$10,528
Eurodollar 90 Day Futures Contract, Expiring December 2009 (Underlying Face Amount at Market Value $475,200)	2	(2,957)
Eurodollar 90 Day Futures Contract, Expiring March 2010 (Underlying Face Amount at Market Value $475,075)	2	(2,957)
U.S. Treasury 2-Year Note Futures Contract, Expiring March 2007 (Underlying Face Amount at Market Value $14,894,282)	73	48,330
U.S. Treasury 5-Year Note Futures Contract, Expiring March 2007 (Underlying Face Amount at Market Value $5,148,063)	49	36,178

TOTAL SHORT FUTURE CONTRACTS		$89,122

TOTAL FUTURE CONTRACTS		$(329,348)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Swap Contracts
December 31, 2006

	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Argen Credit Default Swap (Underlying Face Amount at Market Value $1,092,338)	1,000,000	$92,338
Bear Stearns Credit Default Swap (Underlying Face Amount at Market Value $15,399,613)	15,000,000	216,941
Bear Stearns Credit Default Swap (Underlying Face Amount at Market Value $31,087,460)	(31,000,000)	(87,460)
CDX Credit Default Swap (Underlying Face Amount at Market Value $1,029,375)	(1,000,000)	(39,375)
Dow Jones Credit Default Swap (Underlying Face Amount at Market Value $15,474,617)	14,250,000	1,019,773
Ford Motor Credit Company Credit Default Swap (Underlying Face Amount at Market Value $1,044,046)	1,000,000	44,046
Goldman Interest Rate Swap (Underlying Face Amount at Market Value $10,021,407)	10,000,000	21,407
Goldman Credit Default Swap (Underlying Face Amount at Market Value $51,826,519)	51,500,000	369,320
Goldman Credit Default Swap (Underlying Face Amount at Market Value $52,137,090)	(52,200,000)	1,660
Lehman Credit Default Swap (Underlying Face Amount at Market Value $1,004,167)	1,000,000	4,390
Lehman Credit Default Swap (Underlying Face Amount at Market Value $1,508,631)	(1,500,000)	(8,631)
Lehman Interest Rate Swap (Underlying Face Amount at Market Value $54,768,444)	(55,000,000)	231,556
Louisana Pacific Corp. Credit Default Swap (Underlying Face Amount at Market Value $1,014,965)	(1,000,000)	(14,965)
Mexican Credit Default Swap (Underlying Face Amount at Market Value $1,016,268)	1,000,000	16,268
Nordstrom, Inc. Credit Default Swap (Underlying Face Amount at Market Value $1,015,038)	(1,000,000)	(15,038)
Panama Credit Default Swap (Underlying Face Amount at Market Value $1,023,054)	(1,000,000)	(23,054)
Philip Credit Default Swap (Underlying Face Amount at Market Value $1,058,956)	(1,000,000)	(58,956)

TOTAL SWAP CONTRACTS		$1,770,220

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

PREFERRED STOCKS - 4.50%+

Commercial Banks - 4.50%+
Bank Of America Corporation (e)^	25,000	$619,500

TOTAL PREFERRED STOCKS (Cost $625,000)		619,500

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.34%+
Banco BMG S.A., 9.150%, due 01/15/2016 ^	$500,000	505,295
Gazprom International S.A., 7.201%, due 02/01/2020 ^	1,000,000	1,055,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,533,565)		1,560,295

CORPORATE BONDS - 37.85%+

Commercial Banks - 7.27%+
Banco Credito Del Peru, 6.950%, due 11/07/2021 (e)^	500,000	500,665
Kazommerts International B.V., 7.500%, due 11/29/2016 ^	500,000	500,475

		1,001,140

Electric Gas Services - 13.01%+
Abu Dhabi National Energy Co. (Acquired 10/24/2006, Cost $502,965) 6.500%, due 10/27/2036 (b)	500,000	515,714
Adaro Finance B.V., 8.500%, due 12/08/2010 ^	500,000	507,210
National Power Corp. (Acquired 10/27/2006, Cost $250,000) 6.875%, due 11/02/2016 (b)	250,000	254,015
Xinao Gas Holdings, 7.375%, due 08/05/2012 ^	500,000	513,371

		1,790,310

Electronics - 4.79%+
Profilo Telra, 10.750%, due 12/07/2011 ^	500,000	660,023

Mining - 3.69%+
Kazakhgold Group Ltd., 9.375%, due 11/06/2013 (e)^	500,000	507,560

Special Purpose - 5.44%+
Nurfinance, 9.375%, due 10/17/2011 ^	250,000	248,375
Ranhill Labuan Ltd., 12.500%, due 10/26/2011	500,000	500,000

		748,375

Transportation - 3.65%+
Vale Overseas Ltd., 6.250%, due 01/23/2017	500,000	502,273

TOTAL CORPORATE BONDS (Cost $5,153,569)		5,209,681

FOREIGN GOVERNMENT NOTE/BONDS - 19.42%+

Government of Aruba (Acquired 11/21/2006, Cost $400,000) 6.550%, due 11/28/2018 (b)	400,000	400,000
Republic of Philippines , 9.000%, due 02/15/2013	500,000	577,500
Republic of Colombia, 8.125%, due 05/21/2024	1,000,000	1,155,000
Republic of Panama, 7.125%, due 01/29/2026	500,000	540,000

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $2,535,554)		2,672,500

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

SHORT TERM INVESTMENTS — 3.63%+

Standard Bank Flt. 11.00%, 3.709%, due 09/15/2011(e)	500,000	500,000

TOTAL SHORT TERM INVESTMENTS (Cost $500,000)		500,000

REPURCHASE AGREEMENTS — 19.63%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $2,703,426 (g)^	2,702,334	2,702,334

TOTAL REPURCHASE AGREEMENTS (Cost $2,702,334)		2,702,334

Total Investments (Cost $13,050,022) — 96.37%+		13,264,310
Other Assets in Excess of Liabilities — 3.63%+		500,564

TOTAL NET ASSETS — 100.00%+		$13,764,874

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

U.S. TREASURY OBLIGATIONS

U.S. Treasury Bond, 4.500%, due 02/15/2036	$466,000	$443,137
U.S. Treasury Note, 4.625%, due 11/30/2008	2,000,000	1,992,734
U.S. Treasury Note, 4.500%, due 11/30/2011	1,000,000	991,094
U.S. Treasury Note, 4.625%, due 12/31/2011	5,000,000	4,983,205
U.S. Treasury Note, 4.625%, due 11/15/2016	470,000	466,916

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $8,865,720)		8,877,086

Total Securities Sold Short (Proceeds $8,865,720)		$8,877,086

FOREIGN CURRENCY CONTRACTS

South African Rand	17,458	2,489

Total Foreign Currency Contracts (Proceeds $2,338)		$2,489

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Forward Foreign Currency Contracts
December 31, 2006

	Shares or
	Notional	Unrealized
LONG FORWARD FOREIGN CURRENCY CONTRACTS	Amount	Appreciation

Brazillian Forward Contract (Underlying Face Amount at Market Value $500,000)	1,185,000	$37,393
Japanese Forward Contract (Underlying Face Amount at Market Value $491,154)	58,368,780	(2,130)

TOTAL LONG FORWARD FOREIGN CURRENCY CONTRACTS		$35,263

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Swap Contracts
December 31, 2006

	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Total Return Swap (reference entity — The Arab Republic of Egypt) purchased November 7, 2006, maturity May 7, 2007 (Underlying Face Amount at Market Value $1,013,008)	1,000,000	$13,008

TOTAL SWAP CONTRACTS		$13,008

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 95.60%+

Airlines - 1.46%+
Southwest Airlines Co. ^	25,500	$390,660

Automobiles - 0.03%+
Fleetwood Enterprises, Inc. (a)^	1,000	7,910

Biotechnology - 1.60%+
Spectrum Pharmaceuticals, Inc. (a)^	77,178	426,794

Building Products - 1.25%+
Apogee Enterprises, Inc. ^	17,200	332,132

Capital Markets - 0.06%+
TD Ameritrade Holding Corp. ^	1,000	16,180

Commercial Services & Supplies - 13.36%+
Acco Brands Corp. (a)^	17,000	449,990
American Ecology Corp. ^	41,900	775,569
Pitney Bowes, Inc. ^	16,800	775,992
RR Donnelley & Sons Co.	22,500	799,650
Teamstaff, Inc. (a)	595,796	762,619

		3,563,820

Communications Equipment - 2.52%+
Tellabs, Inc. (a)	65,600	673,056

Construction & Engineering - 2.97%+
MasTec, Inc. (a)	68,600	791,644

Consumer Finance - 1.44%+
Capital One Financial Corp.	5,000	384,100

Containers & Packaging - 0.49%+
Sealed Air Corp.	2,000	129,840

Distributors - 0.17%+
Grand Toys International Ltd. ADR (a)	33,627	44,388

Diversified Financial Services - 1.52%+
Encore Capital Group, Inc. (a)	32,185	405,531

Electronic Equipment & Instruments - 3.58%+
Agilent Technologies, Inc. (a)	6,000	209,100
Electronic Control Security, Inc. (a)	920,652	745,728

		954,828

Food & Staples Retailing - 4.40%+
Casey’s General Stores, Inc.	30,900	727,695
The Kroger Co.	19,300	445,251

		1,172,946

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies - 4.20%+
Dade Behring Holdings, Inc.	11,900	$473,739
Hospira, Inc. (a)	13,600	456,688
Photomedex, Inc. (a)	171,187	190,018

		1,120,445

Health Care Providers & Services - 6.43%+
Amicas, Inc. (a)	162,270	477,074
Inventiv Health, Inc. (a)	21,000	742,350
Radnet, Inc. (a)	102,822	475,037
United American Healthcare Corp. (a)	2,400	20,112

		1,714,573

Health Care Technology - 2.74%+
Systems Xcellence, Inc. (a)(c)	36,200	730,154

Hotels Restaurants & Leisure - 0.18%+
Wyndham Worldwide Corp. (a)	1,500	48,030

Household Durables - 4.60%+
Newell Rubbermaid, Inc.	26,000	752,700
Tarragon Corp.	39,000	474,630

		1,227,330

Industrial Conglomerates - 4.80%+
General Electric Co.	20,000	744,200
Tyco International Ltd. (c)	17,600	535,040

		1,279,240

Insurance - 2.31%+
American International Group, Inc.	8,600	616,276

Internet & Catalog Retail - 1.42%+
Hollywood Media Corp. (a)	90,000	378,900

Internet Software & Services - 1.08%+
Incredimail Ltd. (a)(c)	34,907	287,983

Leisure Equipment & Products - 1.06%+
Steinway Musical Instruments (a)	9,100	282,555

Machinery - 2.94%+
Kaydon Corp.	19,700	782,878

Media - 2.08%+
NTL Inc.	22,000	555,280

Metals & Mining - 3.22%+
Ipsco, Inc. (c)	1,000	93,870
Mittal Steel Co. N.V. ADR	6,000	253,080
United States Steel Corp.	7,000	511,980

		858,930

Multiline Retail - 3.71%+
Dollar General Corp.	33,100	531,586
Dollar Tree Stores, Inc. (a)	15,200	457,520

		989,106

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Oil & Gas - 3.78%+
Canadian Superior Energy, Inc. (a)(c)	127,658	$255,316
Penn West Energy Trust (c)	24,600	751,776

		1,007,092

Pharmaceuticals - 2.91%+
Barr Pharmaceuticals, Inc. (a)	15,500	776,860

Semiconductor & Semiconductor Equipment - 2.72%+
Qimonda AG ADR (a)	41,500	726,665

Software - 3.39%+
Omtool Ltd. (a)	130,662	570,993
Sonic Foundry, Inc. (a)	71,100	334,170

		905,163

Specialty Retail - 3.27%+
Jennifer Convertibles, Inc. (a)	67,030	357,270
The Pantry, Inc. (a)	11,000	515,240

		872,510

Thrifts & Mortgage Finance - 3.91%+
Kearny Financial Corp.	64,988	1,043,707

TOTAL COMMON STOCKS (Cost $24,875,884)		25,497,506

	Contracts	Value
PURCHASED OPTIONS - 0.59%+
Carnival Corp.
Expiration: January 2007, Exercise Price: $50.000	61	3,355
Canadian Pacific Railway Ltd.
Expiration: January 2007, Exercise Price: $60.000	26	130
Health Management Associates, Inc.
Expiration: January 2007, Exercise Price: $20.000	50	6,250
Health Management Associates, Inc.
Expiration: February 2007, Exercise Price: $22.500	61	1,830
Masco Corp.
Expiration: January 2007, Exercise Price: $30.000	100	7,500
Merrill Lynch & Co, Inc.
Expiration: January 2007, Exercise Price: $95.000	23	2,070
National City Corp.
Expiration: January 2007, Exercise Price: $37.500	18	270
National City Corp.
Expiration: January 2007, Exercise Price: $40.000	18	45
United Parcel Service, Inc.
Expiration: January 2007, Exercise Price: $80.000	23	115
Inventiv Health, Inc.
Expiration: January 2007, Exercise Price: $22.500	100	129,500
Washington Mutual, Inc.
Expiration: January 2007, Exercise Price: $45.000	60	6,600

TOTAL PURCHASED OPTIONS (Cost $122,376)		157,665

	Shares or
	Principal Amount
REPURCHASE AGREEMENTS - 9.75%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $2,601,586 (g)^	$2,600,535	2,600,535

TOTAL REPURCHASE AGREEMENTS (Cost $2,600,535)		2,600,535

Total Investments (Cost $27,598,795) - 105.94%+		28,255,706
Liabilities in Excess of Other Assets — (5.94%)+		(1,582,536)

TOTAL NET ASSETS - 100.00%+		$26,673,170

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
Bally Total Fitness Holding Corp. (a)	31,000	$75,950
Bankunited Financial Corp.	6,000	167,760
Barnes & Noble, Inc.	2,000	79,420
Canadian Pacific Railway Ltd. (b)	2,600	137,176
Carnival Corp. (b)	6,100	299,205
Elan Corp. Plc ADR (a)	9,000	132,750
General Motors Corp.	1,000	30,720
Health Management Associates, Inc.	11,100	234,321
KB Home	2,000	102,560
Lennar Corp.	6,000	314,760
Masco Corp.	10,000	298,700
Merrill Lynch & Co, Inc.	2,300	214,130
National City Corp.	3,600	131,616
PF Chang’s China Bistro, Inc. (a)	3,000	115,140
RadioShack Corp.	21,000	352,380
Standard-Pacific Corp.	1,000	26,790
The Goodyear Tire & Rubber Co. (a)	4,000	83,960
Toll Brothers, Inc. (a)	3,000	96,690
United Parcel Service, Inc.	2,300	172,454
Washington Mutual, Inc.	6,000	272,940

TOTAL COMMON STOCK (Proceeds $3,262,075)		3,339,422

EXCHANGE TRADED FUNDS

iShares Russell 2000 Growth Index Fund	5,500	432,575
iShares Trust — Russell 2000	13,500	1,053,675
SPDR Trust Series 1	5,000	708,450

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,175,410)		2,194,700

Total Securities Sold Short (Proceeds $5,437,485)		$5,534,122

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Schedule of Options Written
December 31, 2006

	Contracts	Value

CALL OPTIONS
Capital One Financial Corp.
Expiration: January 2007, Exercise Price: $80.00	1	$85
Dade Behring Holdings, Inc.
Expiration: January 2007, Exercise Price: $40.00	50	3,500
Ipsco, Inc.
Expiration: January 2007, Exercise Price: $95.00	10	2,000
NTL Inc.
Expiration: January 2007, Exercise Price: $25.00	150	12,000
NTL Inc.
Expiration: January 2007, Exercise Price: $27.50	50	1,000
CBOE Russell 2000 (RUY)
Expiration: February 2007, Exercise Price: $820.00	30	23,400
CBOE Russell 2000 (RUY)
Expiration: February 2007, Exercise Price: $830.00	30	16,800
Inventiv Health, Inc.
Expiration: January 2007, Exercise Price: $32.50	80	28,800
Inventiv Health, Inc.
Expiration: January 2007, Exercise Price: $35.00	50	5,750
Inventiv Health, Inc.
Expiration: February 2007, Exercise Price: $35.00	250	48,750
United States Steel Corp.
Expiration: January 2007, Exercise Price: $75.00	70	12,250

TOTAL CALL OPTIONS (Premiums received $151,835)		154,335

PUT OPTIONS
Alcan Inc.
Expiration: January 2007, Exercise Price: $45.00	50	$1,000
Alcan Inc.
Expiration: February 2007, Exercise Price: $45.00	50	4,500
Capital One Financial Corp.
Expiration: January 2007, Exercise Price: $70.00	150	1,500
Capital One Financial Corp.
Expiration: January 2007, Exercise Price: $75.00	50	3,750
Dade Behring Holdings, Inc.
Expiration: January 2007, Exercise Price: $35.00	100	250
Dade Behring Holdings, Inc.
Expiration: January 2007, Exercise Price: $40.00	10	775
Ipsco, Inc.
Expiration: January 2007, Exercise Price: $95.00	50	22,000
Ipsco, Inc.
Expiration: January 2007, Exercise Price: $90.00	30	3,600
iShares R ussell 2000 Index
Expiration: January 2007, Exercise Price: $77.00	60	4,500
KB Home
Expiration: January 2007, Exercise Price: $50.00	20	1,500
Lennar Corp.
Expiration: January 2007, Exercise Price: $50.00	50	2,500
Mittal Steel Co. N.V.
Expiration: January 2007, Exercise Price: $40.00	200	7,000
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Deep Discount Value-1 Portfolio
Schedule of Options Written
December 31, 2006

	Contracts	Value

NTL Inc.
Expiration: January 2007, Exercise Price: $25.00	100	$5,500
Oil Service Holders Trust
Expiration: January 2007, Exercise Price: $140.00	30	10,800
CBOE Russell 2000 (RUY)
Expiration: January 2007, Exercise Price: $730.00	20	1,800
CBOE Russell 2000 (RUY)
Expiration: January 2007, Exercise Price: $740.00	30	4,200
TXU Corp.
Expiration: January 2007, Exercise Price: $55.00	70	9,800
Inventiv Health, Inc.
Expiration: January 2007, Exercise Price: $30.00	50	250
United States Steel Corp.
Expiration: January 2007, Exercise Price: $70.00	180	18,000

TOTAL PUT OPTIONS (Premiums received $170,030)		103,225

TOTAL OPTIONS WRITTEN (Premiums received $321,865)		$257,560

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 95.60%+

Aerospace & Defense - 2.84%+
Armor Holdings, Inc. (a)^	4,150	$227,628
Hexcel Corp. (a)^	11,220	195,340
Triumph Group, Inc. ^	7,130	373,826

		796,794

Air Freight & Logistics - 1.01%+
FedEx Corp. ^	2,600	282,412

Automobiles - 0.83%+
Harley-Davidson, Inc. ^	3,320	233,960

Beverages - 1.71%+
Constellation Brands, Inc. — Class A ^	6,790	197,046
PepsiCo, Inc. ^	4,530	283,351

		480,397

Capital Markets - 3.20%+
Franklin Resources, Inc. ^	4,670	514,494
Mellon Financial Corp. ^	9,060	381,879

		896,373

Chemicals - 1.78%+
Albemarle Corp. ^	6,960	499,728

Commercial Banks - 3.78%+
Bank of America Corp. ^	9,860	526,425
PNC Financial Services Group ^	4,030	298,381
Wilmington Trust Corp. ^	5,550	234,044

		1,058,850

Commercial Services & Supplies - 4.62%+
Jackson Hewitt Tax Service, Inc. ^	6,460	219,446
Manpower, Inc. ^	7,390	553,733
Watson Wyatt & Co. Holdings ^	11,560	521,934

		1,295,113

Communications Equipment - 1.57%+
Harris Corp. ^	9,580	439,339

Computers & Peripherals - 4.90%+
Diebold, Inc. ^	4,840	225,544
Hewlett-Packard Co. ^	10,200	420,138
International Business Machines Corp. ^	4,740	460,491
QLogic Corp. (a)^	12,260	268,739

		1,374,912

Containers & Packaging - 1.02%+
Pactiv Corp. (a)^	8,020	286,234

Diversified Telecommunication Services - 1.95%+
AT&T, Inc. ^	15,260	545,545

Electrical Equipment - 6.26%+
Ametek, Inc. ^	12,525	398,796
Emerson Electric Co. ^	10,980	484,108
General Cable Corp. ^	5,740	250,895
Genlyte Group, Inc. (a)^	3,970	310,097
Woodward Governor Co. ^	7,810	310,135

		1,754,031

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity — Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Electronic Equipment & Instruments - 1.23%+
Benchmark Electronics, Inc. (a)^	8,260	$201,214
Itron, Inc. (a)^	2,780	144,115

		345,329

Food & Staples Retailing - 1.82%+
Safeway, Inc. ^	14,800	511,488

Food Products - 4.50%+
Archer-Daniels-Midland Co. ^	10,640	340,054
Hain Celestial Group, Inc. (a)^	14,220	443,806
Ralcorp Holdings, Inc. (a)^	9,410	478,875

		1,262,735

Health Care Equipment & Supplies - 3.98%+
Arthrocare Corp. (a)^	5,220	208,382
Becton, Dickinson & Co. ^	5,827	408,764
Edwards Lifesciences Corp. (a)^	7,235	340,335
ICU Medical, Inc. (a)^	3,880	157,838

		1,115,319

Health Care Providers & Services - 4.26%+
Laboratory Corp. Of America Holdings (a)^	5,310	390,126
Psychiatric Solutions, Inc. (a)^	11,040	414,221
Wellpoint, Inc. (a)^	4,970	391,089

		1,195,436

Hotels Restaurants & Leisure - 2.95%+
Jack in the Box, Inc. (a)^	6,450	393,708
Vail Resorts, Inc. (a)^	9,700	434,754

		828,462

Household Durables - 0.99%+
Snap-On, Inc. ^	5,830	277,741

Household Products - 1.89%+
Colgate-Palmolive Co. ^	8,120	529,749

Insurance - 3.23%+
Hartford Financial Services Group, Inc. ^	5,000	466,550
WR Berkley Corp. ^	12,757	440,244

		906,794

Internet & Catalog Retail - 3.75%+
Nutri Systems, Inc. (a)^	7,700	488,103
Priceline.com, Inc. (a)^	12,940	564,313

		1,052,416

IT Services - 1.17%+
Paychex, Inc. ^	8,290	327,787

Life Science Tools & Services - 1.16%+
Thermo Fisher Scientific, Inc. (a)^	7,160	324,276

Machinery - 2.17%+
Gardner Denver, Inc. (a)^	7,550	281,691
Parker Hannifin Corp.	4,240	325,971

		607,662

Media - 1.82%+
Grupo Televisa S.A. ADR^	18,920	511,029

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Multiline Retail - 3.35%+
Family Dollar Stores, Inc. ^	14,090	$413,260
JC Penney Co., Inc. ^	6,790	525,274

		938,534

Personal Products - 1.29%+
NBTY, Inc. (a)^	8,730	362,906

Pharmaceuticals - 4.56%+
AstraZeneca Plc ADR^	3,590	192,245
Barr Pharmaceuticals, Inc. (a)^	7,200	360,864
Johnson & Johnson ^	6,760	446,295
Sciele Pharma, Inc. (a)^	11,620	278,880

		1,278,284

Real Estate - 1.32%+
FelCor Lodging Trust, Inc. ^	16,960	370,406

Road & Rail - 1.45%+
Burlington Northern Santa Fe Corp. ^	5,490	405,217

Semiconductor & Semiconductor Equipment - 2.27%+
Altera Corp. (a)^	16,380	322,359
MEMC Electronic Materials, Inc. (a)^	8,060	315,468

		637,827

Software - 2.99%+
Autodesk, Inc. (a)^	3,860	156,176
Hyperion Solutions Corp. (a)^	9,560	343,586
Oracle Corp. (a)^	19,800	339,372

		839,134

Specialty Retail - 5.39%+
The Childrens Place Retail Stores, Inc. (a)^	6,090	386,837
Guess, Inc. (a)^	6,860	435,130
Men’s Wearhouse, Inc. ^	8,820	337,453
Office Depot, Inc. (a)^	9,200	351,164

		1,510,584

Textiles, Apparel & Luxury Goods - 1.51%+
Phillips-Van Heusen ^	8,430	422,933

Wireless Telecommunication Services - 1.08%+
America Movil S.A. de CV ADR	6,680	302,070

TOTAL COMMON STOCKS (Cost $21,460,383)		26,807,806

REPURCHASE AGREEMENTS - 3.09%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $867,373(g)^	$867,023	867,023

TOTAL REPURCHASE AGREEMENTS (Cost $867,023)		867,023

Total Investments (Cost $22,327,406) - 98.69%+		27,674,829
Other Assets in Excess of Liabilities - 1.31%+		368,613

TOTAL NET ASSETS - 100.00%+		$28,043,442

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Earnings Revision-1 Portfolio
Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
99 Cents Only Stores (a)	30,690	$373,497
Adtran, Inc.	14,920	338,684
Advanced Medical Optics, Inc. (a)	14,120	497,024
Alltel Corp.	6,310	381,629
Amcore Financial, Inc.	7,110	232,284
AON Corp.	6,520	230,417
Apollo Group, Inc. (a)	12,310	479,721
Autozone, Inc. (a)	1,710	197,608
Beckman Coulter, Inc.	5,200	310,960
Best Buy Co., Inc.	8,170	401,882
Bob Evans Farms, Inc.	4,850	165,967
BorgWarner, Inc.	3,800	224,276
Boston Scientific Corp. (a)	20,630	354,423
Briggs & Stratton Corp.	8,170	220,181
CA, Inc.	23,630	535,219
CACI International, Inc. — Class A (a)	6,070	342,955
Campbell Soup Co.	12,780	497,014
Cardinal Health, Inc.	5,320	342,768
Carlisle Cos, Inc.	2,330	182,905
Carnival Corp. (b)	6,170	302,638
Chico’s FAS, Inc. (a)	15,720	325,247
Choice Hotels International, Inc.	5,550	233,655
ChoicePoint, Inc. (a)	10,590	417,034
Cintas Corp.	12,470	495,184
Clorox Co.	6,710	430,446
Commerce Bancorp Inc.	12,130	427,825
Cree, Inc. (a)	18,910	327,521
Dell, Inc. (a)	10,760	269,968
Eaton Corp.	3,590	269,753
Electronic Arts, Inc. (a)	4,750	239,210
Expeditors International Washington, Inc.	6,860	277,830
Fannie Mae	6,070	360,497
Fifth Third Bancorp	9,860	403,570
First Data Corp.	17,600	449,152
Ford Motor Co.	29,040	218,090
Fresh Del Monte Produce, Inc. (b)	20,060	299,095
The Gap Inc.	25,300	493,350
Gentex Corp.	18,780	292,217
Graco, Inc.	8,860	351,033
H&R Block, Inc.	11,010	253,670
Hanesbrands, Inc. (a)	10,030	236,909
Heartland Express, Inc.	9,840	147,797
Hewitt Associates, Inc. (a)	11,100	285,825
Illinois Tool Works, Inc.	7,550	348,734
Intel Corp.	18,000	364,500
Intermec, Inc. (a)	18,830	457,004
Investors Financial Services Corp.	7,360	314,051
Jack Henry & Associates, Inc.	15,770	337,478
Janus Capital Group, Inc.	10,810	233,388
Kraft Foods, Inc.	5,310	189,567
Lincare Holdings, Inc. (a)	8,870	353,381
Magellan Health Services, Inc. (a)	7,630	329,769
Maxim Integrated Products, Inc.	4,870	149,119
MDC Holdings, Inc.	6,130	349,717
Medicis Pharmaceutical	7,040	247,315
Merck & Co., Inc.	8,110	353,596
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Earnings Revision-1 Portfolio
Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

Mohawk Industries, Inc. (a)	3,930	$294,200
Molecular Devices Corp. (a)	8,600	181,202
Nu Skin Enterprises, Inc.	22,650	412,910
Omnicare, Inc.	11,050	426,862
OSI Pharmaceuticals, Inc. (a)	7,390	258,502
Owens-Illinois, Inc.	20,780	383,391
Paccar, Inc.	3,020	195,998
Pilgrim’s Pride Corp.	8,100	238,383
Plum Creek Timber Co. Inc.	10,060	400,891
Power Integrations, Inc. (a)	9,080	212,926
Procter & Gamble Co.	4,530	291,143
Protective Life Corp.	5,740	272,650
Quiksilver, Inc. (a)	14,030	220,973
Rockwell Automation, Inc.	7,510	458,711
Sara Lee Corp.	29,900	509,197
Seagate Technology (b)	11,120	294,680
Sprint Corp.	24,730	467,150
Stryker Corp.	4,140	228,155
Symantec Corp. (a)	12,180	253,953
Syniverse Holdings, Inc. (a)	8,600	128,914
Sysco Corp.	9,410	345,912
TCF Financial Corp.	5,200	142,584
Transatlantic Holdings, Inc.	4,220	262,062
United Parcel Service, Inc.	3,910	293,172
Urban Outfitters, Inc. (a)	14,010	322,650
Utilities Select SPDR Fund	8,410	308,815
Viacom Inc. (a)	7,040	288,851
Weight Watchers International, Inc.	7,230	379,792
Whole Foods Market, Inc.	7,590	356,199
Xerium Technologies, Inc.	26,160	256,106

TOTAL COMMON STOCK SOLD (Proceeds $27,627,753)		27,231,483

Total Securities Sold Short (Proceeds $27,627,753)		$27,231,483

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Global-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 88.18%+

Capital Markets - 4.11%+
COL Capital (c)	500,100	$212,814
Macquarie International Infrastructure Fund Ltd.	572,000	367,348

		580,162

Commercial Banks - 1.36%+
Siam City Bank, Plc (c)	380,000	181,156
Siam Commercial Bank (c)	6,500	10,635

		191,791

Construction Materials - 1.92%+
Rinker Group Ltd. (c)	19,000	270,706

Consumer Finance - 1.19%+
Kiatnakin Bank (c)	219,000	168,343

Diversified Financial Services - 6.21%+
Guoco Group (c)	71,000	876,284

Diversified Telecommunication Services - 0.87%+
PT Indosat Tbk ADR	3,200	123,360

Electric Utilities - 4.52%+
Korea Electric Power (c)	14,000	638,279

Electrical Equipment - 3.30%+
Harbin Power Equipment (c)	406,000	465,593

Electronic Equipment & Instruments - 0.89%+
Varitronix International (c)	253,000	126,202

Health Care Equipment & Supplies - 8.97%+
Golden Meditech Co., Ltd. (a)(c)	2,975,900	1,266,373

Hotels Restaurants & Leisure - 0.02%+
BIL International (c)	2,000	2,191

Household Durables - 4.80%+
China Sky Chemical Fibre Co.	500,000	404,238
Land & Houses (c)	1,500,000	272,920

		677,158

Media - 2.91%+
BEC World Pcl — Foreign (c)	93,200	55,473
BEC World Public Co. Ltd. (c)	52,600	31,308
Tom Group Ltd. (a)(c)	2,500,000	324,621

		411,402

Oil & Gas - 1.79%+
Petro-Canada (c)	5,500	225,720
PrimeWest Energy Trust (c)	1,500	27,705

		253,425

Oil, Gas & Consumable Fuels - 10.90%+
Baytex Energy Trust (c)	7,000	$132,720
Harvest Energy Trust (c)	20,700	464,922
Provident Energy Trust (c)	13,000	141,960
PTT PCL (c)	135,000	799,718

		1,539,320

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Global-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Real Estate - 9.34%+
Fortune Real Estate Investment Trust (c)	23,000	17,446
United Overseas Land Group Ltd. (c)	136,000	384,834
Wharf Holdings Ltd. (c)	248,000	916,653

		1,318,933

Real Estate Investment Trusts - 1.92%+
Suntec REIT	228,000	270,553

Real Estate Management & Development - 1.86%+
LPN Development-NVDR	1,666,400	263,239

Semiconductor & Semiconductor Equipment - 7.63%+
MEMC Electronic Materials, Inc. (a)	10,700	418,798
Samsung Electronics Co. Ltd. (c)	1,000	659,140

		1,077,938

Tobacco - 4.47%+
KT&G Corp. (c)	10,400	631,828

Transportation Infrastructure - 9.20%+
Macquarie Infrastructure Co. Trust	36,600	1,298,568

TOTAL COMMON STOCKS (Cost $11,417,509)		12,451,648

INVESTMENT COMPANIES AND UNIT INVESTMENT TRUSTS - 3.38%+

Aberdeen Asia Pacific Income Fund	40,300	250,263
iShares MSCI Taiwan Index Fund	15,600	226,356

TOTAL INVESTMENT COMPANIES AND UNIT INVESTMENT TRUSTS (Cost $478,298)		476,619

WARRANTS - 25.88%+

CG Hinduja Tmt Warrant	12,000	199,873
CG Rolat India Warrant	210,000	1,201,599
Citigroup-CW09 Gtl Ltd. Warrant	400,000	1,320,360
Citigroup-CW10 Rajesh Warrant	118,300	932,015

TOTAL WARRANTS (Cost $3,192,760)		3,653,847

CURRENCY CONTRACTS - 7.77%+

Australian Dollars	15,074	11,899
British Pounds	31	60
Singapore Dollars	342,060	223,022
Tawain Dollars	16,433,750	504,335
Thailand Baht	12,690,471	357,982

TOTAL CURRENCY CONTRACTS (Cost $1,082,249)		1,097,298

REPURCHASE AGREEMENTS - 12.05%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $1,702,563 (g)^	$1,701,875	1,701,875

TOTAL REPURCHASE AGREEMENTS (Cost $1,701,875)		1,701,875

Total Investments (Cost $17,872,691) - 137.26%+		19,381,287
Liabilities in Excess of Other Assets – (37.26%)+		(5,261,509)

TOTAL NET ASSETS - 100.00%+		$14,119,778

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Global-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

CURRENCY CONTRACTS

Hong Kong Dollars	1,247,695	$160,407

TOTAL CURRENCY CONTRACTS (Proceeds $160,449)		160,407

Total Securities Sold Short (Proceeds $160,449)		$160,407

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity—Healthcare Biotech
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 94.57%+

Biotechnology - 33.72%+
Acadia Pharmaceuticals, Inc. (a)^	21,900	$192,501
Allos Therapeutics (a)^	31,500	183,960
Amgen, Inc. (a)^	2,800	191,268
Amylin Pharmaceuticals, Inc. (a)^	4,700	169,529
Arena Pharmaceuticals, Inc. (a)^	16,400	211,724
Ariad Pharmaceuticals, Inc. (a)^	44,100	226,674
Celgene Corp. (a)^	3,600	207,108
Gilead Sciences, Inc. (a)^	3,200	207,776
Halozyme Therapeutics, Inc. (a)^	33,100	266,455
Isis Pharmaceuticals, Inc. (a)^	12,900	143,448
Keryx Biopharmaceuticals, Inc. (a)^	16,300	216,790
Medarex, Inc. (a)^	10,600	156,774
Medicinova, Inc. (a)^	3,450	46,161
Metabasis Therapeutics, Inc. (a)^	21,419	161,071
Myriad Genetics, Inc. (a)^	5,100	159,630
Progenics Pharmaceuticals, Inc. (a)^	7,500	193,050
Renovis, Inc. (a)^	66,600	210,456
Sonus Pharmaceuticals, Inc. (a)^	25,800	157,638
Zymogenetics, Inc. (a)^	13,800	214,866

		3,516,879

Health Care Equipment & Supplies - 23.99%+
Baxter International, Inc. ^	4,400	204,116
Biomet, Inc. ^	6,000	247,620
Boston Scientific Corp. (a)^	9,800	168,364
Dexcom, Inc. (a)^	17,800	175,508
Gen-Probe, Inc. (a)^	3,000	157,110
Hologic, Inc. (a)^	4,100	193,848
Hospira, Inc. (a)^	6,100	204,838
Inverness Medical Innovations, Inc. (a)^	5,900	228,330
Medtronic, Inc. ^	4,800	256,848
Respironics, Inc. (a)^	5,700	215,175
St. Jude Medical, Inc. (a)^	5,600	204,736
Thoratec Corp. (a)^	14,000	246,120

		2,502,613

Health Care Providers & Services - 4.78%+
Health Net, Inc. (a)^	4,700	228,702
Quest Diagnostics ^	5,100	270,300

		499,002

Life Sciences Tools & Services - 3.45%+
Exelixis, Inc. (a)^	23,300	209,700
Medivation, Inc. (a)^	9,500	150,290

		359,990

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity—Healthcare Biotech
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Pharmaceuticals - 28.63%+
Advancis Pharmaceutical Corp. (a)^	50,200	$194,776
Alcon, Inc. (c)^	1,900	212,363
Allergan, Inc. ^	1,800	215,532
Anesiva Inc. (a)^	22,500	157,500
Aspreva Pharmaceuticals Corp. (a)(c)^	7,500	153,900
AstraZeneca Plc ADR^	3,600	192,780
Auxilium Pharmaceuticals, Inc. (a)	14,100	207,129
Collagenex Pharmaceuticals, Inc. (a)	15,100	210,947
Eli Lilly & Co.	3,900	203,190
GlaxoSmithKline Plc ADR	3,700	195,212
Johnson & Johnson	3,100	204,662
Merck & Co., Inc.	4,800	209,280
Novartis A.G. ADR	3,400	195,296
Roche Holding A.G. — Genusschein	1,200	216,000
Schering Plough Corporation	9,200	217,488

		2,986,055

TOTAL COMMON STOCKS (Cost $9,451,572)		9,864,539

REPURCHASE AGREEMENTS - 2.89%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $301,331 (g)^	$301,209	301,209

TOTAL REPURCHASE AGREEMENTS (Cost $301,209)		301,209

Total Investments (Cost $9,752,781) - 97.46%+		10,165,748
Other Assets in Excess of Liabilities - 2.54%+		264,685

TOTAL NET ASSETS - 100.00%+		$10,430,433

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity—Healthcare Biotech
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	8,600	$235,124
Adams Respiratory Therapeutics (a)	4,400	179,564
Adolor Corp. (a)	7,400	55,648
Affymetrix, Inc. (a)	7,700	177,562
Albany Molecular Research, Inc. (a)	5,400	57,024
Alexion Pharmaceuticals, Inc. (a)	4,200	169,638
Alkermes, Inc. (a)	10,300	137,711
Alnylam Pharmaceuticals, Inc. (a)	4,100	87,740
Altus Pharmaceuticals, Inc. (a)	2,600	49,010
Axcan Pharma, Inc. (a)(b)	9,500	135,280
Barrier Therapeutics, Inc. (a)	3,700	27,898
BioCryst Pharmaceuticals, Inc. (a)	3,800	43,928
Biogen Idec, Inc. (a)	5,300	260,707
BioMarin Pharmaceuticals, Inc. (a)	13,800	226,182
Biosite, Inc. (a)	2,000	97,700
BioVeris Corp. (a)	3,700	50,764
Caliper Life Sciences, Inc. (a)	5,200	29,744
Cardiome Pharmaceutical Corp. (a)(b)	7,700	85,855
Cephalon, Inc. (a)	3,300	232,353
Cerus Corp. (a)	3,600	21,096
Cubist Pharmaceuticals, Inc. (a)	8,300	150,313
Cypress Bioscience, Inc. (a)	4,900	37,975
Cytokinetics, Inc. (a)	4,800	35,904
Dendreon Corp. (a)	9,600	40,032
Depomed, Inc. (a)	4,900	16,905
Digene Corp. (a)	4,400	210,848
Diversa Corp. (a)	6,400	69,632
Draxis Health, Inc. (a)(b)	5,000	24,150
Endo Pharmaceuticals Holdings, Inc. (a)	7,500	206,850
Enzon Pharmaceuticals, Inc. (a)	7,500	63,825
Flamel Technologies ADR (a)	3,500	104,825
Genomic Health, Inc. (a)	3,400	63,240
Genzyme Corp. (a)	3,800	234,004
Geron Corp. (a)	10,100	88,678
GTX, Inc. (a)	4,300	76,712
Harvard Bioscience, Inc. (a)	3,300	16,929
Hi-tech Pharmacal, Inc. (a)	1,600	19,472
Human Genome Sciences, Inc. (a)	9,400	116,936
Illumina, Inc. (a)	5,600	220,136
ImClone Systems, Inc. (a)	4,500	120,420
Incyte Corp. (a)	12,800	74,752
Indevus Pharmaceuticals, Inc. (a)	5,900	41,890
Inspire Pharmaceuticals, Inc. (a)	8,600	54,610
InterMune, Inc. (a)	3,450	106,087
Invitrogen Corp. (a)	3,000	169,770
iShares Nasdaq Biotech Index	1,500	116,640
Kosan Biosciences, Inc. (a)	4,300	23,865
Lexicon Genetics, Inc. (a)	8,400	30,324
Lifecell Corp. (a)	4,100	98,974
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity—Healthcare Biotech
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

Luminex Corp. (a)	3,800	$48,260
Matrixx Initiatives, Inc. (a)	1,200	19,116
Medimmune, Inc. (a)	7,200	233,064
MGI Pharma, Inc. (a)	8,700	160,167
Millennium Pharmaceuticals, Inc. (a)	16,500	179,850
Monogram Biosciences, Inc. (a)	17,700	31,506
Nastech Pharmaceutical Co., Inc. (a)	2,900	43,877
Neurocrine Biosciences, Inc. (a)	2,800	29,176
Noven Pharmaceuticals, Inc. (a)	2,600	66,170
NPS Pharmaceuticals, Inc. (a)	5,600	25,368
Omrix Biopharmaceuticals, Inc. (a)	2,000	60,520
OSI Pharmaceuticals, Inc. (a)	5,800	202,884
Pain Therapeutics, Inc. (a)	4,700	41,830
Panacos Pharmaceuticals, Inc. (a)	7,500	30,075
Penwest Pharmaceuticals Co. (a)	2,700	44,874
Perrigo Co.	12,100	209,330
Pharmion Corp. (a)	4,800	123,552
QLT, Inc. (a)(b)	7,700	65,142
Regeneron Pharmaceuticals, Inc. (a)	8,700	174,609
Rigel Pharmaceuticals, Inc. (a)	3,600	42,732
Salix Pharmaceuticals, Ltd. (a)	6,800	82,756
Sciele Pharmaceuticals, Inc. (a)	5,100	122,400
Seattle Genetics Inc. (a)	6,400	34,112
SuperGen, Inc. (a)	7,400	37,592
Tanox, Inc. (a)	10,500	208,950
Techne Corp. (a)	3,300	182,985
Teva Pharmaceutical Industries, Ltd. ADR	7,000	217,560
Third Wave Technologies, Inc. (a)	5,700	27,417
Trimeris, Inc. (a)	4,200	53,382
United Therapeutics Corp. (a)	3,500	190,295
Viacell, Inc. (a)	4,800	22,657
Viropharma, Inc. (a)	8,400	122,976

TOTAL COMMON STOCK (Proceeds $7,677,599)		8,130,410

Total Securities Sold Short (Proceeds $7,677,599)		$8,130,410

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 87.36%+

Airlines - 1.11%+
Air France-KLM (c)^	2,700	$113,660
Copa Holdings S.A. (c)^	2,300	107,088

		220,748

Automobiles - 4.19%+
Bayerische Motoren Werke AG (c)^	1,000	57,554
Fiat S.p.A (c)^	3,500	66,900
Honda Motor Co., Ltd. ADR^	7,700	304,458
Mazda Motor Corp. (c)^	9,433	64,443
Renault S.A. (c)^	600	72,074
Toyota Motor Corp. ADR ^	2,000	268,620

		834,049

Beverages - 1.96%+
Diageo Plc ADR^	1,400	111,034
Fomento Economico Mexicano S.A. de CV ADR^	1,100	127,336
Heineken NV (c)^	3,200	152,196

		390,566

Capital Markets - 1.53%+
Deutsche Bank AG (c)^	800	106,592
UBS AG (c)^	3,300	199,089

		305,681

Chemicals - 3.64%+
Agrium, Inc. (c)^	2,100	66,129
BASF AG ADR ^	3,400	330,514
Bayer AG ADR ^	1,200	64,032
H&R Wasag AG (c)^	900	45,466
Potash Corp of Saskatchewan (c)^	1,100	157,828
Tokyo Ohka Kogyo Co. Ltd. (c)^	2,200	61,376

		725,345

Communications Equipment - 1.03%+
Alvarion Ltd. (a)(c)^	9,000	60,480
Research In Motion Ltd. (a)(c)^	600	76,668
Sierra Wireless, Inc. (a)(c)^	4,900	68,894

		206,042

Computer Programming Services - 1.01%+
Wipro Ltd. ADR^	12,400	200,260

Computers & Peripherals - 0.53%+
Logitech International S.A. (a)(c)^	3,700	105,783

Construction & Engineering - 0.59%+
Chicago Bridge & Iron Co. NV (c)^	4,300	117,562

Construction Materials - 0.47%+
CRH Plc ADR^	2,200	93,500

Distributors - 0.67%+
Sixt AG (c)^	2,400	134,328

Diversified Financial Services - 0.87%+
Assured Guaranty Ltd. (c)^	2,400	63,840
IFIL — Investments S.p.A. (c)^	13,300	108,851

		172,691

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Diversified Telecommunication Services - 1.47%+
Compania Anonima Nacional Telefonos de Venezuela ADR^	9,300	$182,187
Telefonos de Mexico S.A. de CV ADR^	3,900	110,214

		292,401

Electric Utilities - 3.37%+
E. ON AG ADR^	6,200	280,178
Enel S.p.A. ADR^	4,200	216,720
Scottish Power Plc ADR^	3,000	175,290

		672,188

Electronic Equipment & Instruments - 1.04%+
Flextronics International Ltd. (a)(c)^	12,800	146,944
NAM TAI Electronics, Inc. (c)^	4,000	60,760

		207,704

Energy Equipment & Services - 1.84%+
Acergy S.A. ADR (a)^	8,000	154,080
Core Laboratories NV (a)(c)^	1,300	105,300
Prosafe ASA^	7,500	106,452

		365,832

Food & Staples Retailing - 1.03%+
Delhaize Group ADR^	1,700	141,576
Koninklijke Ahold NV ADR (a)^	6,000	63,480

		205,056

Food Products - 5.04%+
Bonduelle S.C.A. (c)^	500	60,887
Ebro Puleva, S.A. (c)^	2,600	65,897
Groupe Danone ADR^	7,000	228,200
Nestle S.A. ADR^	3,100	274,904
Orkla ASA (c)^	3,100	175,503
SunOpta, Inc. (a)(c)^	12,800	112,640
Wimm-Bill-Dann Foods ADR^	1,300	86,515

		1,004,546

Health Care Equipment & Supplies - 0.29%+
Given Imaging Ltd. (a)(c)^	3,000	58,050

Health Care Providers & Services - 0.55%+
Icon Plc ADR (a)^	2,900	109,330

Hotels Restaurants & Leisure - 0.33%+
Flight Centre Ltd. (c)^	4,900	65,211

Household Durables - 1.41%+
Daikyo, Inc. (a)(c)^	20,277	103,936
Japan General Estate Co. Ltd. (c)^	2,500	71,846
Sekisui Chemical Co. Ltd. (c)^	13,146	104,832

		280,614

Insurance - 3.60%+
ACE Ltd. (c)^	1,800	109,026
Compagnie Nationale a Portefeuille^	1,000	64,498
Everest Re Group Ltd. (c)^	700	68,677
Milano Assicurazioni S.p.A. (c)^	13,200	107,597
Promina Group (c)^	12,100	66,093
Sun Life Financial, Inc. (c)^	4,000	169,400
Toro Assicurazioni S.p.A.^	4,700	131,529

		716,820

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Internet Software & Services - 0.31%+
Gigamedia Ltd. (a)(c)^	6,300	$61,551

Investment Advice - 1.52%+
Amvescap Plc ADR^	12,300	303,195

IT Services - 2.50%+
Infosys Technologies Ltd. ADR^	3,300	180,048
ITOCHU Techno-Solutions Corp. (c)^	1,900	101,063
Satyam Computer Services Ltd. ADR^	9,000	216,090

		497,201

Leisure Equipment & Products - 0.62%+
Fujifilm Holdings Corp. ADR^	3,000	123,990

Life Science Tools & Services - 0.33%+
Qiagen NV (a)(c)^	4,300	65,059

Machinery - 2.87%+
CNH Global NV (c)^	7,300	199,290
Metso Corp. ADR^	3,300	166,650
SKF AB ADR ^	11,100	205,195

		571,135

Media - 0.32%+
Central European Media Enterprises (a)(c)^	900	63,000

Metals & Mining - 9.35%+
Agnico-Eagle Mines Ltd. (c)^	2,600	107,224
Anglo American Plc ADR^	7,200	175,752
Boliden AB (c)^	2,600	66,842
Goldcorp, Inc. (c)^	2,200	62,568
Grupo Simec, S.A. de CV ADR (a)	5,500	79,035
Ipsco, Inc. (c)^	1,700	159,579
JFE Holdings, Inc. (c)^	2,200	113,323
Mittal Steel Company NV ^	1,600	67,544
Nippon Steel Corp. (c)^	22,000	126,449
Northgate Minerals Corp. (a)(c)^	18,300	63,684
Novamerican Steel, Inc. (a)(c)^	1,700	62,050
Outokumpu Oyj (c)^	3,000	117,458
Pacific Metals Co. (c)^	6,903	67,693
Pan American Silver Corp. (a)(c)^	4,300	108,231
Rio Tinto Plc ADR^	600	127,494
SSAB Svenskt Staal AB^	4,800	113,936
Sumitomo Metal Mining Co. Ltd. (c)^	8,102	103,960
ThyssenKrupp AG (c)^	1,500	70,787
Zinifex Ltd. ^	4,650	68,968

		1,862,577

Multiline Retail - 0.28%+
Daiei, Inc. (a)(c)^	4,200	56,327

Multi-Utilities - 0.74%+
Veolia Environnement ADR^	1,950	146,757

Multi-Utilities & Unregulated Power - 0.34%+
Suez S.A. ADR^	1,300	67,548

Office Electronics - 3.17%+
Brother Industries (c)^	7,875	106,606
Canon, Inc. ADR^	3,800	215,042
Konica Minolta Holdings, Inc. (c)^	11,265	159,028
Neopost (c)^	1,200	150,723

		631,399

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Oil & Gas - 5.89%+
China Petroleum & Chemical Corp. ADR^	800	$74,112
CNOOC Ltd. ADR^	1,200	113,556
PetroChina Co. Ltd. ADR^	1,000	140,780
Royal Dutch Shell B Plc ADR^	4,500	320,175
Royal Dutch Shell A Plc ADR^	4,700	332,713
Statoil ASA ADR	7,300	192,136

		1,173,472

Pharmaceuticals - 2.50%+
Axcan Pharma, Inc. (a)(c)	4,400	62,656
Dainippon Sumitomo (c)	13,819	160,712
Novartis AG ADR	3,700	212,528
Tanabe Seiyaku Co. (c)	4,711	61,557

		497,453

Primary Batteries, Dry And Wet - 0.32%+
Ballard Power Systems, Inc. (a)(c)	11,400	64,866

Real Estate - 2.43%+
General Property Trust Group (c)	28,400	125,538
Macquarie Goodman Group	20,800	124,780
Meinl European Land Ltd. (a)(c)	2,600	66,754
MI Developments, Inc. (c)	1,700	60,690
Sumitomo Real Estate (c)	1,400	106,466

		484,228

Road & Rail - 0.31%+
Tokyu Corp. (c)	9,867	63,179

Semiconductor & Semiconductor Equipment - 1.89%+
Elpida Memory, Inc. (a)	1,300	71,442
SEZ Holding AG (a)(c)	4,200	130,981
Siliconware Precision Industries Ltd. ADR	13,900	109,257
Verigy Ltd. (a)(c)	3,700	65,675

		377,355

Software - 5.00%+
Business Objects S.A. ADR (a)	1,600	63,120
Capcom Co. Ltd. (c)	7,600	136,986
Cognos, Inc. (a)(c)	2,600	110,396
Hitachi Software (c)	5,700	102,260
NDS Group Plc ADR (a)	2,700	130,383
Net 1 UEPS Technologies, Inc. (a)	2,100	62,076
Nintendo Co. Ltd. (c)	300	77,896
Shanda Interactive Entertainment Ltd. ADR (a)	5,300	114,851
Software AG (c)	1,700	133,164
Ubisoft Entertainment (a)	1,900	64,132

		995,264

Specialty Retail - 0.78%+
Steiner Leisure Ltd. (a)(c)	3,400	154,700

Textiles, Apparel & Luxury Goods - 1.77%+
Benetton Group S.p.A. (c)	6,900	131,706
Swatch Group AG (c)	1,000	220,969

		352,675

Tobacco - 1.77%+
British American Tobacco Plc ADR	3,900	220,974
Swedish Match AB (c)	7,000	130,880

		351,854

Trading Companies & Distributors - 0.54%+
Sumitomo Corp. (c)	7,300	109,250

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Travel Agencies - 0.03%+
Elong, Inc. ADR (a)	500	$6,505

Water Transportation - 0.32%+
Quintana Maritime Ltd. (c)	5,800	63,916

Wholesale Trade-non-durable Goods - 0.54%+
Herbalife Ltd. (c)	2,700	108,432

Wireless Telecommunication Services - 3.35%+
China Mobile Hong Kong Ltd. ADR	2,700	116,694
Mobile Telesystems ADR	4,300	215,817
Partner Communications ADR	5,200	59,436
Turkcell Iletisim Hizmetleri AS ADR	5,200	69,576
Vimpel-Communications ADR (a)	2,600	205,270

		666,793

TOTAL COMMON STOCKS (Cost $16,523,489)		17,403,988

PREFERRED STOCKS - 0.94%+

Aerospace & Defense - 0.54%+
Empresa Brasileira de Aeronautica S.A. ADR	2,600	107,718

Electric Utilities - 0.40%+
Companhia Paranaense de Energia-Copel ADR	7,300	80,154

TOTAL PREFERRED STOCKS (Cost $178,901)		187,872

RIGHTS - 0.07%+
H&R Wasag AG — Rights	400	14,732

TOTAL RIGHTS (Cost $18,124)		14,732

CURRENCY CONTRACTS - 0.59%+
Australian Dollars	219	173
European Monetary Unit	82,691	109,156
Japanese Yen	141,535	1,189
Norwegian Kroner	245	39
Swedish Krona	140	21
Swiss Francs	8,786	7,211

TOTAL CURRENCY CONTRACTS (Cost $117,744)		117,789

REPURCHASE AGREEMENTS - 17.48%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $3,483,783 (g)^	$3,482,376	3,482,376

TOTAL REPURCHASE AGREEMENTS (Cost $3,482,376)		3,482,376

Total Investments (Cost $20,320,634) - 106.44%+		21,206,757
Liabilities in Excess of Other Assets — (6.44%)+		(1,282,402)

TOTAL NET ASSETS - 100.00%+		$19,924,355

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
ABN AMRO Holding NV ADR	4,700	$150,635
Actelion (a)(b)	300	65,983
Adeka Corp. (b)	12,800	134,018
Adidas AG (b)	3,000	149,812
Aiful Corp. (b)	330	9,290
Alcon, Inc. (b)	1,000	111,770
Altadis, S.A. (b)	2,000	104,680
Altran Technologies (a)(b)	11,300	103,073
AngloGold Ashanti Ltd. ADR	4,700	221,323
Arisawa Manufacturing Co. Ltd. (b)	5,500	62,254
Atos Origin S.A. (b)	1,900	112,688
Autoliv, Inc.	4,400	265,320
Balda AG (b)	7,500	70,292
Bancolombia S.A. ADR	2,100	65,415
Barrick Gold Corp. (b)	3,500	107,450
BCE, Inc. (b)	8,100	218,700
Bellevue Group AG	1,000	64,013
BP Plc ADR	3,100	208,010
Brasil Telecom Participacoes S.A. ADR	5,300	226,257
Braskem S.A. ADR	4,500	65,655
Bulgari S.p.A (b)	8,900	126,295
Bull SA (a)	10,500	84,133
Cadbury Schweppes Plc ADR	9,000	386,370
Canadian National Railway Co. (b)	2,500	107,575
Check Point Software Technologies (a)(b)	9,800	214,816
China Netcom Group Corp. ADR	1,800	96,336
China Techfaith Wireless Communication Technology Ltd. ADR (a)	6,900	74,382
China Telecom Corp Ltd. ADR	1,300	70,720
Citizen Watch Co. Ltd. (b)	13,700	104,876
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,100	105,927
Continental AG (b)	900	104,797
Cott Corp. (a)(b)	7,800	111,618
CPFL Energia S.A. ADR	2,600	106,548
Credit Suisse Group ADR	2,700	188,595
Cryptologic, Inc. (b)	5,300	122,960
Dai Nippon Printing Co. Ltd. (b)	4,369	67,478
Daimei Telecom Engineering Corp. (b)	9,482	110,353
DaimlerChrysler AG (b)	2,500	154,874
Deutsche Telekom AG ADR	8,300	151,060
Diana Shipping, Inc. (b)	1,600	25,296
Double Hull Tankers, Inc. (b)	4,300	69,617
Elcoteq SE (b)	4,700	60,677
EnCana Corp. (c)	2,200	101,090
Enerplus Resources Fund (b)	2,800	122,108
European Aeronautic Defense and Space Co. (b)	4,700	161,930
Fastweb (b)	2,400	137,242
Frontline Ltd. (b)	3,900	124,215
Fuel Tech, Inc. (a)(b)	2,600	64,064
Fuji Soft, Inc. (b)	1,073	25,426
Gallagher Group Plc ADR	2,300	206,885
Gammon Lake Resources, Inc. (a)(b)	12,529	204,097
Getronics NV	17,100	138,597
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

Gildan Activewear, Inc. (a)(b)	2,600	$121,238
GlaxoSmithKline Plc ADR	2,900	153,004
Gold Fields Ltd. ADR	3,600	67,968
Guangshen Railway Co., Ltd. ADR	2,200	74,580
Hitachi Ltd. ADR	1,100	68,596
Home Inns & Hotels Management, Inc. ADR (a)	1,900	71,326
Hutchison Telecomm ADR (a)	1,800	68,976
Hypo Real Estate Holding AG (b)	1,000	62,927
Infineon Technologies AG ADR (a)	4,700	65,941
IRSA Inversiones y Representaciones S.A. ADR (a)	2,500	42,275
Kissei Pharmaceutical Co. (b)	7,149	121,348
Koninklijke Wessanen NV (b)	9,500	128,539
Kookmin Bank ADR	1,400	112,896
Korea Electric Power Corp. ADR	10,000	227,100
Kose Corporation (b)	2,200	66,552
LG Philips LCD Co., Ltd. ADR	10,700	161,249
Lottomatica S.p.A.	2,600	108,180
Magna International, Inc. (b)	1,300	104,715
Manulife Financial Corp. (b)	3,200	108,128
Marui Co. Ltd. (b)	5,100	59,483
Matsushita Electric Industrial Co. Ltd. (b)	5,338	106,531
Max Re Capital Ltd. (b)	7,100	176,222
Mechel ADR	6,000	152,880
Miraca Holdings, Inc. (b)	2,900	66,770
Mitsubishi UFJ Financial Group, Inc. ADR	20,400	253,980
MLP AG (b)	5,400	107,280
M-real Oyj (b)	11,100	70,186
NEOMAX Co., Ltd. (b)	1,935	39,511
Nippon Telegraph and Telephone Corp. ADR	4,200	104,118
Nitto Denko Corp. (b)	1,900	95,156
Nomura Holdings, Inc. ADR	15,300	289,782
Nordic American Tanker Shipping (b)	1,900	64,885
Nortel Networks Corp. (b)	6,500	173,745
Nova Chemicals Corp. (b)	8,000	223,200
Novatel, Inc. (a)(b)	1,000	39,900
NRJ Group (b)	3,500	63,296
Oce N.V. (b)	8,200	134,114
Orckit Communications Ltd. (a)(b)	3,560	34,496
Orient-Express Hotels Ltd. (b)	6,000	283,920
Patrizia Immobilien AG (a)	3,900	113,981
Peugeot S.A. (b)	2,700	178,919
Promise Co. Ltd. (b)	1,900	59,073
Randgold Resources Ltd. ADR (a)	11,000	258,060
Repsol YPF, S.A. ADR	7,700	266,025
Rostelecom ADR	2,300	104,650
Royal Numico NV	2,000	107,584
Sadia S.A. ADR	2,800	95,452
SAP ADR	5,000	265,500
Sato Corp. (b)	5,582	99,205
Semiconductor Manufacturing International Corp. ADR (a)	9,100	58,604
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

Shaw Communications, Inc. (b)	3,400	$107,814
Ship Finance International Ltd. (b)	6,400	152,064
Softbank Corp. (b)	3,640	70,809
Sogecable, S.A. (a)(b)	4,500	160,386
Sony Corp. ADR	4,000	171,320
STMicroelectronics NV (b)	9,300	172,729
Syneron Medical Ltd. (a)(b)	2,700	73,251
Takefuji Corp. (b)	2,600	102,903
Technip ADR	2,300	157,803
Teekay Shipping Corp. (b)	2,400	104,688
Tele Atlas NV	5,200	109,759
Telecom Corp of New Zealand Ltd. ADR	3,300	88,836
Telenet Group Holding NV (a)	4,500	127,417
The Thomson Corp. (b)	7,000	290,080
TietoEnator Oyj (b)	3,600	116,143
Tokyo Broadcasting System, Inc. (b)	3,700	123,432
Toppan Printing Co. Ltd. (b)	11,814	130,445
TransCanada Corp. (b)	7,500	262,125
Trigano S.A. (b)	1,400	72,610
Tsakos Energy Navigation Ltd. (b)	695	31,901
Tyco International Ltd. (b)	3,700	112,480
United Utilities Plc ADR	4,300	132,096
UPM-Kymmene Oyj ADR	3,700	93,462
Valeo S.A. (b)	3,600	149,836
Vodafone Group Plc ADR	7,662	212,850
Willis Group Holdings Ltd. (b)	1,600	63,536
WP Stewart & Co. Ltd. (b)	6,900	109,296
Zeon Corporation (b)	11,098	119,928
Zodiac (b)	1,700	114,224

TOTAL COMMON STOCK (Proceeds $15,740,535)		16,263,864

Total Securities Sold Short (Proceeds $15,740,535)		$16,263,864

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Momentum-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 93.27%+

Air Freight & Logistics - 1.03%+
Expeditors International Washington, Inc. ^	7,000	$283,500

Airlines - 1.36%+
AMR Corp. ^	12,400	374,852

Automobiles - 0.97%+
Harley-Davidson, Inc. ^	3,800	267,786

Biotechnology - 3.36%+
Amylin Pharmaceuticals, Inc. (a)^	6,400	230,848
Celgene Corp. (a)^	7,800	448,734
Vertex Pharmaceuticals, Inc. (a)^	6,500	243,230

		922,812

Capital Markets - 2.87%+
BlackRock, Inc. ^	2,500	379,750
Nuveen Investments, Inc. ^	7,900	409,852

		789,602

Chemicals - 4.15%+
Ecolab, Inc. ^	8,900	402,280
Hercules, Inc. (a)^	21,900	422,889
Monsanto Co. ^	6,000	315,180

		1,140,349

Commercial Services & Supplies - 2.46%+
ITT Educational Services, Inc. (a)^	5,200	345,124
Sotheby’s Holdings ^	10,700	331,914

		677,038

Communications Equipment - 1.03%+
CommScope, Inc. (a)^	9,300	283,464

Consumer Finance - 1.73%+
The First Marblehead Corporation ^	8,700	475,455

Diversified Financial Services - 2.50%+
Chicago Mercantile Exchange Holdings, Inc. ^	800	407,800
Intercontinentalexchange, Inc. (a)^	2,600	280,540

		688,340

Electronic Equipment & Instruments - 2.78%+
Amphenol Corp. ^	6,000	372,480
Trimble Navigation Ltd. (a)^	7,700	390,621

		763,101

Energy Equipment & Services - 3.16%+
FMC Technologies, Inc. (a)^	5,200	320,476
Oceaneering International, Inc. (a)^	7,000	277,900
Tetra Technologies, Inc. (a)^	10,600	271,148

		869,524

Health Care Equipment & Supplies - 2.57%+
C.R. Bard, Inc. ^	4,400	365,068
Idexx Laboratories, Inc. (a)^	4,300	340,990

		706,058

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Momentum-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Health Care Providers & Services - 3.20%+
Humana, Inc. (a)^	4,300	$237,833
Manor Care, Inc. ^	7,100	333,132
WellCare Health Plans, Inc. (a)^	4,500	310,050

		881,015

Hotels, Restaurants & Leisure - 5.75%+
Hilton Hotels Corp. ^	12,400	432,760
International Game Technology ^	9,000	415,800
Las Vegas Sands Corp. (a)^	4,300	384,764
Wynn Resorts Ltd. ^	3,700	347,245

		1,580,569

Household Products - 0.90%+
Energizer Holdings, Inc. (a)^	3,500	248,465

Industrial Conglomerates - 1.03%+
Carlisle Cos, Inc. ^	3,600	282,600

Insurance - 2.56%+
Covanta Holding Corp. (a)^	12,500	275,500
Loews Corp. — Carolina Group ^	6,600	427,152

		702,652

Internet & Catalog Retail - 1.34%+
Nutri Systems, Inc. (a)^	5,800	367,662

Internet Software & Services - 1.58%+
Akamai Technologies, Inc. (a)^	8,200	435,584

IT Services - 4.07%+
Alliance Data Systems Corp. (a)^	6,000	374,820
Cognizant Technology Solutions Corp. (a)^	5,500	424,380
CSG Systems International (a)^	12,000	320,760

		1,119,960

Life Science Tools & Services - 2.40%+
Applera Corp. — Applied Biosystems Group ^	8,500	311,865
Covance, Inc. (a)^	5,900	347,569

		659,434

Machinery - 3.61%+
Manitowoc Co. ^	4,900	291,207
Paccar, Inc. ^	5,850	379,665
Terex Corp. (a)^	5,000	322,900

		993,772

Media - 2.34%+
The DIRECTV Group Inc. (a) ^	14,100	351,654
Warner Music Group Corp. ^	12,700	291,465

		643,119

Metals & Mining - 3.01%+
Allegheny Technologies, Inc. ^	4,500	408,060
Southern Copper Corp. ^	7,800	420,342

		828,402

Multiline Retail - 3.62%+
JC Penney Co., Inc. ^	4,500	348,120
Kohl’s Corp. (a)^	5,500	376,365
Nordstrom, Inc. ^	5,500	271,370

		995,855

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Momentum-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Multi-Utilities & Unregulated Power - 1.42%+
The AES Corp. (a)^	17,700	$390,108

Oil & Gas - 3.11%+
Denbury Resources, Inc. (a)^	11,300	314,027
Frontier Oil Corp. ^	8,600	247,164
Holly Corp. ^	5,700	292,980

		854,171

Pharmaceuticals - 1.04%+
Forest Laboratories, Inc. (a)^	5,600	283,360

Real Estate - 7.12%+
CB Richard Ellis Group, Inc. (a)^	11,200	371,840
Essex Property Trust, Inc. ^	3,000	387,750
Forest City Enterprises, Inc. ^	6,900	402,960
Taubman Centers, Inc. ^	8,000	406,880
United Dominion Realty Trust, Inc. ^	12,200	387,838

		1,957,268

Real Estate Management & Development - 1.21%+
Jones Lang LaSalle, Inc. ^	3,600	331,812

Semiconductor & Semiconductor Equipment - 3.60%+
Lam Research Corp. (a)^	6,400	323,968
MEMC Electronic Materials, Inc. (a)^	8,300	324,862
Nvidia Corp. (a)^	9,200	340,492

		989,322

Software - 2.00%+
BMC Software, Inc. (a)^	9,600	309,120
Salesforce.com, Inc. (a)^	6,600	240,570

		549,690

Specialty Retail - 4.93%+
American Eagle Outfitters ^	12,750	397,927
Carmax, Inc. (a)	5,900	316,417
Limited Brands	12,000	347,280
Office Depot, Inc. (a)	7,700	293,909

		1,355,533

Wireless Telecommunication Services - 3.46%+
American Tower Corp. — Class A (a)	7,800	290,784
NII Holdings, Inc. (a)	5,800	373,752
SBA Communications Corp. — Class A (a)	10,400	286,000

		950,536

TOTAL COMMON STOCKS (Cost $20,857,913)		25,642,770

REPURCHASE AGREEMENTS - 5.89%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $1,619,938 (g)^	$1,619,284	1,619,284

TOTAL REPURCHASE AGREEMENTS (Cost $1,619,284)		1,619,284

Total Investments (Cost $22,477,197) - 99.16%+		27,262,054
Other Assets in Excess of Liabilities - 0.84%+		231,005

TOTAL NET ASSETS - 100.00%+		$27,493,059

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Momentum-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	14,050	$384,127
Adtran, Inc.	15,300	347,310
Advance Auto Parts, Inc.	10,750	382,270
Altera Corp. (a)	17,100	336,528
Amazon.com, Inc. (a)	11,100	438,006
Analog Devices, Inc.	9,350	307,334
Apollo Group, Inc. (a)	6,450	251,356
Applebees International, Inc.	16,400	404,588
Aqua America, Inc.	17,150	390,677
Ball Corp.	10,250	446,900
Bank of Hawaii Corp.	5,750	310,212
Barr Pharmaceuticals, Inc. (a)	5,650	283,178
Bed, Bath & Beyond, Inc. (a)	10,350	394,335
Boston Scientific Corp. (a)	18,750	322,125
Cheniere Energy, Inc. (a)	9,550	275,708
Chico’s FAS, Inc. (a)	12,800	264,832
Con-way, Inc.	6,350	279,654
The Corporate Executive Board Co.	4,000	350,800
Deluxe Corp.	17,450	439,740
Dow Jones & Co., Inc.	10,150	385,700
EOG Resources, Inc.	5,850	365,332
Equifax, Inc.	8,000	324,800
Federated Investors, Inc.	10,750	363,135
Florida Rock Industries, Inc.	7,800	335,790
Global Payments, Inc.	6,850	317,155
H&R Block, Inc.	15,500	357,120
HNI Corp.	7,300	324,193
ImClone Systems, Inc. (a)	9,100	243,516
Investors Financial Services Corp.	7,700	328,559
ITT Industries, Inc.	6,850	389,217
JB Hunt Transport Services, Inc.	13,950	289,741
Linear Technology Corp.	10,750	325,940
Massey Energy Co.	10,550	245,076
Maxim Integrated Products, Inc.	8,200	251,084
Medimmune, Inc. (a)	12,700	411,099
MSC Industrial Direct Co., Inc. — Class A	8,000	313,200
Mueller Water Products Inc.	10,493	156,346
National Semiconductor Corp.	12,900	292,830
NAVTEQ Corp. (a)	11,800	412,646
Noble Corp. (b)	3,900	296,985
Nordson Corp.	6,650	331,369
Owens-Illinois, Inc.	20,700	381,915
Panera Bread Co. (a)	5,350	299,118
Patterson-UTI Energy, Inc.	11,700	271,791
Paychex, Inc.	9,550	377,607
PDL Biopharma, Inc. (a)	19,500	392,730
Pool Corporation	7,300	285,941
The Progressive Corp.	14,050	340,291
Quicksilver Resources, Inc. (a)	7,900	289,061
RadioShack Corp.	14,750	247,505
Rayonier, Inc.	9,350	383,818
Republic Services, Inc.	8,700	353,829
Ross Stores, Inc.	13,650	399,945
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—Momentum-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

Scientific Games Corp. — Class A (a)	10,650	$321,950
Sepracor, Inc. (a)	7,300	449,534
Silicon Laboratories, Inc. (a)	8,800	304,920
SLM Corp.	6,950	338,952
St. Jude Medical, Inc. (a)	10,750	393,020
Sunoco, Inc.	5,850	364,806
TCF Financial Corp.	13,650	374,283
TD Ameritrade Holding Corp.	23,400	378,612
Timberland Co. (a)	11,600	366,328
Tractor Supply Co. (a)	6,450	288,380
Tupperware Corp.	14,750	333,498
Urban Outfitters, Inc. (a)	15,900	366,177
USG Corp. (a)	5,550	304,140
Valassis Communications, Inc. (a)	13,250	192,125
Valeant Pharmaceuticals International	20,300	349,972
Walter Industries, Inc.	6,350	171,768
Weight Watchers International, Inc.	8,400	441,252
Westamerica Bancorporation	6,850	346,816
Whole Foods Market, Inc.	5,650	265,155
Williams-Sonoma, Inc.	9,150	287,676
Wm. Wrigley Jr. Co.	8,300	429,276
Zimmer Holdings, Inc. (a)	5,000	391,900

TOTAL COMMON STOCK SOLD (Proceeds $25,032,301)		25,154,604

Total Securities Sold Short (Proceeds $25,032,301)		$25,154,604

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—REIT-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 69.05%+

Diversified REITs - 1.86%+
Newkirk Realty Trust, Inc. ^	3,300	$59,532
One Liberty Properties, Inc. ^	10,800	271,404
Vornado Realty Trust ^	1,500	182,250

		513,186

Health Care REITs - 7.76%+
Health Care Property Investors, Inc. ^	6,800	250,376
Health Care REIT, Inc. ^	13,300	572,166
Medical Properties Trust, Inc. ^	23,400	358,020
Nationwide Health Properties, Inc. ^	17,000	513,740
Senior Housing Properties Trust ^	18,400	450,432

		2,144,734

Hotels Restaurants & Leisure - 3.09%+
Choice Hotels International, Inc. ^	4,060	170,926
Interstate Hotels & Resorts, Inc. (a)^	46,500	346,890
Marcus Corp. ^	13,100	335,098

		852,914

Hybrid - 1.02%+
iStar Financial, Inc. ^	5,900	282,138

Industrial/Office - 15.47%+
AMB Property Corp. ^	6,500	380,965
Boston Properties, Inc. ^	4,600	514,648
Duke Realty Corp. ^	7,500	306,750
Eastgroup Properties ^	13,200	706,992
HRPT Properties Trust ^	26,600	328,510
Highwoods Properties, Inc. ^	12,200	497,272
PS Business Parks, Inc. ^	7,700	544,467
Prologis ^	5,500	334,235
SL Green Realty Corp. ^	5,000	663,900

		4,277,739

Lodging/Resorts REITs - 6.22%+
Diamondrock Hospitality Co. ^	31,900	574,519
Hersha Hospitality Trust ^	12,900	146,286
Highland Hospitality Corp. ^	29,900	426,075
Hospitality Properties Trust ^	5,700	270,921
Supertel Hospitality, Inc. ^	300	2,079
Winston Hotels, Inc. ^	22,600	299,450

		1,719,330

Mortgage REITs - 9.26%+
Capital Trust, Inc. ^	9,200	459,448
Gramercy Capital Corp. ^	21,500	664,135
JER Investors Trust, Inc. ^	21,200	438,204
Luminent Mortgage Capital, Inc. ^	26,800	260,228
NorthStar Realty Finance Corp. ^	13,400	222,038
Newcastle Investment Corp. ^	7,900	247,428
Redwood Trust, Inc. ^	4,600	267,168

		2,558,649

Residential REITs - 7.76%+
American Campus Communities, Inc. ^	3,800	108,186
Apartment Investment & Management Co. ^	3,800	212,876
Archstone-Smith Trust ^	5,900	343,439
AvalonBay Communities, Inc. ^	3,600	468,180
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—REIT-1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Equity Lifestyle Properties, Inc. ^	9,700	$527,971
Essex Property Trust, Inc.	2,200	284,350
Mid-America Apartment Communities, Inc.	3,500	200,340

		2,145,342

Retail REITs - 15.47%+
Acadia Realty Trust	11,100	277,722
Amreit	18,600	154,938
Cedar Shopping Centers, Inc.	10,700	170,237
Developers Diversified Realty Corp.	7,000	440,650
Forest City Enterprises, Inc.	7,500	438,000
Getty Realty Corp.	4,200	129,780
National Retail Properties, Inc.	12,100	277,695
Ramco-Gershenson Properties	4,700	179,258
Realty Income Corp.	10,400	288,080
Regency Centers Corp.	4,300	336,131
Taubman Centers, Inc.	12,400	630,664
Simon Property Group, Inc.	3,000	303,870
Weingarten Realty Investors	14,100	650,151

		4,277,176

Thrifts & Mortgage Finance - 1.14%+
Municipal Mortgage & Equity, LLC	9,800	315,560

TOTAL COMMON STOCKS (Cost $17,855,761)		19,086,768

REPURCHASE AGREEMENTS - 26.86%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $7,429,151 (g)^	$7,426,149	7,426,149

TOTAL REPURCHASE AGREEMENTS (Cost $7,426,149)		7,426,149

Total Investments (Cost 25,281,910) - 95.91%+		$26,512,917
Other Assets in Excess of Liabilities - 4.09%+		1,131,921

TOTAL NET ASSETS - 100.00%+		$27,644,838

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity—REIT-1 Portfolio
Schedule of Securities Sold Short
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCK
Affordable Residential Communities	25,600	$298,240
Affordable Residential Communities — Rights	25,600	22,612
American Financial Realty Trust	36,400	416,416
American Land Lease, Inc.	1,300	34,463
Ashford Hospitality Trust, Inc.	13,800	171,810
Camden Property Trust	9,200	679,420
Capstead Mortgage Corp.	29,200	242,360
CBL & Associates Properties, Inc.	10,400	450,840
Choice Hotels International, Inc.	7,320	308,172
Colonial Properties Trust	9,000	421,920
Cousins Properties, Inc.	19,500	687,765
Digital Realty Trust, Inc.	3,000	102,690
Douglas Emmett, Inc.	20,800	553,072
Education Realty Trust, Inc.	19,600	289,492
Equity One, Inc.	5,400	143,964
Extra Space Storage, Inc.	15,400	281,204
Feldman Mall Properties, Inc.	17,000	212,500
Fieldstone Investment Corp.	46,600	204,108
First Industrial Realty Trust, Inc.	17,700	829,953
Gladstone Commercial Corp.	2,000	40,280
Glimcher Realty Trust	10,100	269,771
Global Signal, Inc.	22,200	1,169,274
GMH Communities Trust	52,300	530,845
Healthcare Realty Trust, Inc.	11,340	448,384
Hilton Hotels Corp.	7,900	275,710
Kilroy Realty Corp.	5,100	397,800
Kimco Realty Corp.	15,000	674,250
KKR Financial Corp.	10,100	270,579
Lexington Corporate Properties Trust	33,400	748,828
Mack-Cali Realty Corp.	14,600	744,600
Maguire Properties, Inc.	12,900	516,000
The Mills Corp.	36,600	732,000
Morgans Hotel Group Co. (a)	36,600	619,638
MortgageIT Holdings, Inc.	18,600	274,350
New Century Financial Corp.	16,100	508,599
New Plan Excel Realty Trust	15,000	412,200
Pennsylvania Real Estate Investment Trust	14,100	555,258
Plum Creek Timber Co., Inc.	12,100	482,185
Post Properties, Inc.	17,200	786,040
RAIT Investment Trust	10,300	355,144
Republic Property Trust	3,400	39,236
Saul Centers, Inc.	6,200	342,178
Spirit Finance Corp.	48,200	601,054
The St. Joe Co.	21,000	1,124,970
Starwood Hotels & Resorts Worldwide	5,200	325,000
Strategic Hotel Cap, Inc.	20,200	440,158
Universal Health Realty Income Trust	2,900	113,042
Washington Real Estate Investment Trust	25,300	1,012,000

TOTAL COMMON STOCK SOLD (Proceeds $21,064,209)		21,160,374

Total Securities Sold Short (Proceeds $21,064,209)		$21,160,374

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

COMMON STOCKS - 115.40%+

Advertising - 0.71%+
Pagesjaunes Groupe S.A.	5,500	$109,412
UCB S.A. (c)	873	59,902

		169,314

Aerospace & Defense - 2.70%+
Fairchild Corp. (a)	3,000	6,570
Herley Industries, Inc. (a)	6,000	97,140
Honeywell International, Inc.	4,000	180,960
Kaman Corp.	8,500	190,315
Sequa Corp.	1,500	172,590

		647,575

Auto Components - 0.24%+
Dana Corp.	8,000	11,120
Midas, Inc. (a)	2,000	46,000

		57,120

Biotechnology - 3.60%+
ICOS Corp. (a)	15,000	506,850
Sirna Therapeutics, Inc. (a)	10,500	136,605
Tanox, Inc. (a)	11,000	218,900

		862,355

Building Products - 1.67%+
Griffon Corp. (a)	2,000	51,000
Jacuzzi Brands, Inc. (a)	28,000	348,040

		399,040

Capital Markets - 1.31%+
Ameriprise Financial Inc.	1,000	54,500
BKF Capital Group, Inc. (a)	3,000	10,050
SWS Group, Inc.	7,000	249,900

		314,450

Chemicals - 4.71%+
Ashland Inc.	1,500	103,770
Bairnco Corp.	10,000	127,500
Ferro Corp.	15,000	310,350
Hercules, Inc. (a)	6,000	115,860
Huntsman Corp.	2,000	37,940
MacDermid, Inc.	5,500	187,550
Sensient Technologies Corp.	10,000	246,000

		1,128,970

Commercial Banks - 0.95%+
Mercantile Bankshares Corp.	3,000	140,370
Mid-State Bancshares	2,000	72,780
Republic Bancorp Inc.	1,000	13,460

		226,610

Commercial Services & Supplies - 3.15%+
Adesa, Inc.	2,900	80,475
Aramark Corp.	14,000	468,300
Banta Corp.	3,000	109,200
H&R Block, Inc.	1,000	23,040
RR Donnelley & Sons Co.	1,000	35,540
School Specialty, Inc. (a)	1,000	37,490

		754,045

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Communications Equipment - 1.08%+
Andrew Corp. (a)	5,000	$51,150
Belden CDT, Inc.	1,000	39,090
FalconStor Software, Inc. (a)	3,500	30,275
Redback Networks, Inc. (a)	1,000	24,940
Stratos International, Inc. (a)	15,000	114,000

		259,455

Consumer Finance - 0.89%+
American Express Co.	3,500	212,345

Containers & Packaging - 0.22%+
Longview Fibre Co.	1,359	29,830
Myers Industries, Inc.	1,500	23,490

		53,320

Diversified Financial Services - 0.36%+
GATX Corp.	2,000	86,660

Diversified Telecommunication Services - 2.57%+
Cincinnati Bell, Inc.	10,000	45,700
Commonwealth Telephone Enterprises, Inc.	1,400	58,604
Portugal Telecom SGPS S.A. (c)	16,000	207,828
Sprint Corp.	16,000	302,240

		614,372

Electric Utilities - 1.66%+
DPL, Inc.	2,000	55,560
Duquesne Light Holdings, Inc.	5,000	99,250
Endesa S.A. (c)	1,000	47,297
Endesa S.A. ADR	2,000	93,040
NSTAR	3,000	103,080

		398,227

Electrical Equipment - 1.61%+
American Power Conversion Corp.	5,000	152,950
Cooper Industries Ltd. (c)	1,000	90,430
SL Industries, Inc. (a)	3,000	48,750
Thomas & Betts Corp. (a)	2,000	94,560

		386,690

Electronic Equipment & Instruments - 4.92%+
Excel Technology, Inc. (a)	11,000	281,490
Symbol Technologies, Inc.	60,000	896,400

		1,177,890

Food & Staples Retailing - 1.22%+
BJ’s Wholesale Club, Inc. (a)	500	15,555
Supervalu, Inc.	4,000	143,000
The Topps Co., Inc.	15,000	133,500

		292,055

Food Products - 8.24%+
Cadbury Schweppes Plc ADR	2,000	85,860
Campbell Soup Co.	2,000	77,780
Delta & Pine Land Co.	11,000	444,950
Gold Kist, Inc. (a)	30,000	630,600
Groupe Danone ADR	6,000	195,600
H.J. Heinz Co.	4,000	180,040
Premium Standard Farms, Inc.	10,000	185,700
Sara Lee Corp.	2,500	42,575
Tootsie Roll Industries, Inc.	4,000	130,800

		1,973,905

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage -1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Gas Utilities - 3.08%+
Cascade Natural Gas Corp.	2,500	$64,800
KeySpan Corp.	12,000	494,160
Peoples Energy Corp.	4,000	178,280

		737,240

Health Care Equipment & Supplies - 2.12%+
Biomet, Inc.	6,500	268,255
Biosite, Inc. (a)	1,500	73,275
Conmed Corp. (a)	3,500	80,920
DJ Orthopedics, Inc. (a)	500	21,410
Kensey Nash Corp. (a)	1,000	31,800
Osteotech, Inc. (a)	1,000	5,650
Regeneration Technologies, Inc. (a)	4,500	26,370

		507,680

Health Care Providers & Services - 2.49%+
Amicas, Inc. (a)	18,000	52,920
Caremark Rx, Inc.	5,500	314,105
Chemed Corp.	1,000	36,980
IMS Health, Inc.	7,000	192,360

		596,365

Hotels Restaurants & Leisure - 10.04%+
Aztar Corp. (a)	13,000	707,460
Boyd Gaming Corp.	200	9,062
CBRL Group, Inc.	2,000	89,520
Churchill Downs, Inc.	6,000	256,440
Dover Motorsports, Inc.	2,000	10,620
Four Seasons Hotels, Inc. (c)	4,800	393,552
Harrah’s Entertainment, Inc.	5,500	454,960
Ladbrokes Plc	15,294	125,246
OSI Restaurant Partners, Inc.	6,000	235,200
Station Casinos, Inc.	1,500	122,505

		2,404,565

Household Durables - 2.04%+
Fortune Brands, Inc.	600	51,234
Nobility Homes, Inc.	2,000	53,180
Skyline Corp.	1,000	40,220
Yankee Candle Co., Inc.	10,000	342,800

		487,434

Industrial Conglomerates - 2.54%+
Tyco International Ltd. (c)	20,000	608,000

Insurance - 0.22%+
CNA Surety Corp. (a)	2,500	53,750

Internet Software & Services - 2.17%+
Digital Insight Corp. (a)	10,000	384,900
Digitas, Inc. (a)	8,000	107,280
NetRatings, Inc. (a)	1,500	26,265

		518,445

IT Services - 1.67%+
Computer Sciences Corp. (a)	1,000	53,370
Kanbay International, Inc. (a)	1,000	28,770
Sabre Holdings Corp.	10,000	318,900

		401,040

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Machinery - 4.07%+
Flowserve Corp. (a)	2,000	$100,940
ITT Industries, Inc.	5,000	284,100
Navistar International Corp. (a)	8,000	267,440
Sig Holding AG (c)	200	66,803
Tennant Co.	6,000	174,000
Watts Water Technologies, Inc.	2,000	82,220

		975,503

Media - 15.63%+
Cablevision Systems Corp.	16,500	469,920
CBS Corp.	4,500	140,490
Clear Channel Communications, Inc.	15,000	533,100
Discovery Holding Co. (a)	2,000	32,180
Dow Jones & Co., Inc.	5,000	190,000
EchoStar Communications Corp. (a)	4,000	152,120
Emmis Communications Corp.	2,000	16,480
Fisher Communications, Inc. (a)	3,500	154,735
Ion Media Networks, Inc. (a)	30,000	15,000
Liberty Media Holding Corp. (a)	3,000	293,940
Lin TV Corp. (a)	10,000	99,500
McClatchy Co.	1,023	44,296
Media General, Inc.	1,500	55,755
The Reader’s Digest Association, Inc.	11,000	183,700
Salem Communications Corp.	5,000	59,750
Shaw Communications, Inc. ADR	1,000	31,710
Tribune Co.	10,000	307,800
Triple Crown Media, Inc. (a)	500	3,870
Univision Communications, Inc. (a)	20,000	708,400
Viacom Inc. (a)	3,000	123,030
Warner Music Group Corp.	4,000	91,800
Young Broadcasting, Inc. (a)	12,000	33,840

		3,741,416

Metals & Mining - 2.96%+
Alcoa, Inc.	1,000	30,010
Barrick Gold Corp. (c)	6,000	184,200
Oregon Steel Mills, Inc. (a)	1,500	93,615
Phelps Dodge Corp.	3,000	359,160
WHX Corp. (a)	5,000	42,250

		709,235

Multi-Utilities - 1.75%+
Northwestern Corp.	9,000	318,420
NRG Energy, Inc.	1,800	100,818
Suez (c)	3,200	42

		419,280

Oil & Gas - 8.21%+
Anadarko Petroleum Corp.	1,000	43,520
ChevronTexaco Corp.	1,500	110,295
Energy Partners Ltd. (a)	6,000	146,520
Giant Industries, Inc. (a)	5,500	412,225
Kinder Morgan, Inc.	9,000	951,750
Pioneer Natural Resources Co.	500	19,845
Stone Energy Corp. (a)	8,000	282,800

		1,966,955

Oil, Gas & Consumable Fuels - 0.63%+
Centurion Energy International, Inc. (a)(c)	500	5,115
James River Coal Co. (a)	13,000	120,640
Shell Canada Ltd. (c)	700	26,118

		151,873

Pharmaceuticals - 0.10%+
Allergan, Inc.	200	23,948

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage — 1 Portfolio
Schedule of Investments
December 31, 2006

	Shares or
	Principal Amount	Value

Real Estate - 3.54%+
Columbia Equity Trust, Inc.	20,000	$382,200
Global Signal, Inc.	3,000	158,010
Reckson Associates Realty Corp.	6,000	273,600
Trustreet Properties, Inc.	2,000	33,700

		847,510

Real Estate Investment Trusts - 2.82%+
Equity Office Properties Trust	14,000	674,380

Software - 1.57%+
Borland Software Corp. (a)	6,500	35,360
GSE Systems, Inc. (a)	283	1,882
Open Solutions, Inc. (a)	9,000	338,760

		376,002

Specialty Retail - 0.93%+
Claire’s Stores, Inc.	1,000	33,140
CSK Auto Corp. (a)	10,000	171,500
Pier 1 Imports, Inc.	3,000	17,850

		222,490

Thrifts & Mortgage Finance - 0.49%+
Flushing Financial Corp.	2,000	34,140
NewAlliance Bancshares, Inc.	5,000	82,000

		116,140

Tobacco - 1.50%+
Gallaher Group Plc ADR	4,000	359,800

Wireless Telecommunication Services - 3.02%+
Centennial Communications Corp.	3,000	21,570
Millicom International Cellular S.A. (a)(c)	2,000	123,280
Price Communications Corp.	1,000	21,050
United States Cellular Corp.	8,000	556,720

		722,620

TOTAL COMMON STOCKS (Cost $26,221,777)		27,636,069

REPURCHASE AGREEMENTS - 2.45%+
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 1/03/2007, repurchase price $587,442 (g)	$587,205	587,205

TOTAL REPURCHASE AGREEMENTS (Cost $587,205)		587,205

Total Investments (Cost $26,808,982) - 117.85%+		28,223,274
Liabilities in Excess of Other Assets — (17.85%)+		(4,274,382)

TOTAL NET ASSETS - 100.00%+		$23,948,892

The accompanying notes are an integral part of these financial statements.

Footnotes
December 31, 2006
The following footnotes pertain to the Schedules of Investments:
ADR American Depository Receipt.
(a) Non-income Producing.
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
(c) Foreign Issued Securities.
(d) Defaulted Security.
(e) Callable only if stock price equals predetermined price. As of December 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of December 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers’ acceptances.
(h) Security valued at its fair value under the supervision of the Board of Trustees.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.
The following footnotes pertain to the Schedules of Securities Sold Short:
ADR American Depository Receipt.
(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Defaulted.
(d) Callable only if stock price equals predetermined price. As of December 31, 2006, bond is not callable.
(e) Restricted.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2006

		Distressed
	Convertible Bond	Securities &
	Arbitrage-1	Special Situations-
	Portfolio	1 Portfolio

Assets:
Unaffiliated Issuers, at value (cost $24,407,401, $52,189,580)	$25,630,363	$58,885,623
Repurchase Agreements (cost $1,131,471, $5,978,442)	1,131,471	5,978,442
Receivables from brokers for proceeds on securities sold short	337,884	—
Receivable for investments sold	—	258,964
Dividends and interest receivable	166,503	448,283
Deposits for short sales	12,381,379	6,111,249
Other receivables	19,879	8,510

Total Assets	39,667,479	71,691,071

Liabilities:
Securities sold short, at value (proceeds $11,770,471, $5,302,403)	12,353,018	5,626,906
Foreign currency contracts, at value (proceeds $0, $610,141)	—	612,820
Written option contracts, at value (premiums received $0, $132,764)	—	48,808
Short-term borrowing on credit facility	5,000,000	7,450,500
Payable for investments purchased	557,740	347,551
Payable to Advisor	45,906	119,667
Accrued expenses and other liabilities	38,571	63,628

Total Liabilities	17,995,235	14,269,880

Net Assets	$21,672,244	$57,421,191

Net Assets Consist of:
Shares of beneficial interest	$21,646,883	$52,572,829
Accumulated net investment loss	(417,022)	(27,941)
Accumulated net realized gain (loss) on Investments sold, Foreign currency contracts, Securities sold short and Written option contracts	(198,032)	(1,576,514)
Net unrealized appreciation (depreciation) on:
Investments	1,222,962	6,696,043
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	—	(2,679)
Short positions	(582,547)	(324,503)
Written option contracts	—	83,956

Total Net Assets	$21,672,244	$57,421,191

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,181,316	6,039,868

Net asset value, offering and redemption price per share	$9.94	$9.51

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2006

	Fixed Income	Global Hedged
	Arbitrage-1	Income-1
	Portfolio	Portfolio

Assets:
Unaffiliated Issuers, at value (cost $34,214,522,$10,347,688)	$33,934,418	$10,561,976
Repurchase Agreements (cost $4,747,135, $2,702,334 )	4,747,135	2,702,334
Cash	45,728	—
Receivables from brokers for proceeds on securities sold short	—	4,967,729
Receivable for investments sold	26,224	—
Dividends and interest receivable	311,386	149,942
Deposit for short sales	—	4,951,002
Other receivables	7,273	8,437
Receivable for swap contracts	1,584,647	1,013,008
Receivable for forward foreign currency contracts	—	35,263

Total Assets	40,656,811	24,389,691

Liabilities:
Securities sold short, at value (proceeds $0, $8,865,720 )	—	8,877,086
Foreign currency contracts, at value (proceeds $0, $2,338)	—	2,489
Short-term borrowing on credit facility	—	1,698,750
Payable to broker — variation margin futures contracts	40,653	—
Payable to Advisor	84,671	29,098
Accrued expenses and other liabilities	16,936	17,394

Total Liabilities	142,260	10,624,817

Net Assets	$40,514,551	$13,764,874

Net Assets Consist of:
Shares of beneficial interest	$41,549,792	$13,600,099
Accumulated net investment loss	(1,515,152)	(35,263)
Accumulated net realized gain (loss) on Investments sold, Forward and foreign currency contracts, Securities sold short, Future and Swap contracts and Written option contracts	(680,857)	(51,016)
Net unrealized appreciation (depreciation) on:
Investments	(280,104)	214,288
Forward foreign currency contracts	—	35,263
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	—	(139)
Short positions	—	(11,366)
Future Contracts	(329,348)	—
Swap contracts	1,770,220	13,008

Total Net Assets	$40,514,551	$13,764,874

Shares outstanding (unlimited shares authorized, $0.001 par value)	4,015,150	1,360,439

Net asset value, offering and redemption price per share	$10.09	$10.12

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2006

	Long/Short
	Equity—Deep	Long/Short
	Discount Value-1	Equity—Earnings
	Portfolio	Revision-1 Portfolio

Assets:
Unaffiliated issuers, at value (cost $24,292,884 , $21,460,383 )	$24,909,443	$26,807,806
Affiliated issuers, at value (cost $705,376, $0)	745,728	—
Repurchase Agreements (cost $2,600,535, $867,023 )	2,600,535	867,023
Cash	148	—
Receivables from brokers for proceeds on securities sold short	—	309,016
Receivable for investments sold	351,737	149,588
Dividends and interest receivable	27,649	3,014
Deposits for short sales	5,805,619	27,464,315
Other receivables	12,985	42,752

Total Assets	34,453,844	55,643,514

Liabilities:
Securities sold short, at value (proceeds $5,437,485, $27,627,753)	5,534,122	27,231,483
Written option contracts, at value (premiums received $321,865, $0)	257,560	—
Short-term borrowing on credit facility	1,712,650	—
Payable for investments purchased	148,194	282,793
Payable to broker for cover short sales	52,160	—
Payable to Advisor	55,852	59,433
Accrued expenses and other liabilities	20,136	26,363

Total Liabilities	7,780,674	27,600,072

Net Assets	$26,673,170	$28,043,442

Net Assets Consist of:
Shares of beneficial interest	$27,090,872	$23,146,808
Undistributed net investment income	—	18,664
Accumulated net realized gain (loss) on Investments sold, Securities sold short and Written option contracts	(1,042,281)	(865,723)
Net unrealized appreciation (depreciation) on:
Investments	656,911	5,347,423
Short positions	(96,637)	396,270
Written option contracts	64,305	—

Total Net Assets	$26,673,170	$28,043,442

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,128,744	2,798,299

Net asset value, offering and redemption price per share	$8.53	$10.02

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2006

	Long/Short	Long/Short
	Equity—Global-1	Equity—Healthcare/Biotech-1
	Portfolio	Portfolio

Assets:
Unaffiliated Issuers, at value (cost $15,088,567, $9,451,572)	$16,582,114	$9,864,539
Repurchase Agreements (cost $1,701,875, $301,209)	1,701,875	301,209
Foreign currency contracts, at value (cost $1,082,249 , $0)	1,097,298	—
Dividends and interest receivable	18,333	6,908
Deposit for short sales	—	8,401,720
Other receivables	2,661	12,662

Total Assets	19,402,281	18,587,038

Liabilities:
Securities sold short, at value (proceeds $0, $7,677,599)	—	8,130,410
Foreign currency contracts, at value (proceeds $160,449, $0)	160,407	—
Short-term borrowing on credit facility	5,060,150	—
Payable to Advisor	28,949	21,830
Accrued expenses and other liabilities	32,997	4,365

Total Liabilities	5,282,503	8,156,605

Net Assets	$14,119,778	$10,430,433

Net Assets Consist of:
Shares of beneficial interest	$12,860,882	$10,544,762
Undistributed (accumulated) net investment income (loss)	(247,959)	1,155
Accumulated net realized gain on Investments sold, Foreign currency contracts and Securities sold short	(1,925)	(75,640)
Net unrealized appreciation (depreciation) on:
Investments	1,493,547	412,967
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	15,233	—
Short positions	—	(452,811)

Total Net Assets	$14,119,778	$10,430,433

Shares outstanding (unlimited shares authorized, $0.001 par value)	1,369,602	1,055,016

Net asset value, offering and redemption price per share	$10.31	$9.89

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2006

	Long/Short	Long/Short
	Equity—International-1	Equity—Momentum-1
	Portfolio	Portfolio

Assets:
Unaffiliated Issuers, at value (cost $16,720,514, $20,857,913)	$17,606,592	$25,642,770
Repurchase Agreements (cost $3,482,376, $1,619,284)	3,482,376	1,619,284
Foreign currency contracts, at value (cost $117,744, $0)	117,789	—
Cash	1,090	—
Receivables from brokers for proceeds on securities sold short	402,210	—
Receivable for investments sold	305,383	—
Dividends and interest receivable	25,182	10,980
Deposits for short sales	17,007,026	25,800,872
Other receivables	22,946	40,834

Total Assets	38,970,594	53,114,740

Liabilities:
Securities sold short, at value (proceeds $15,740,535, $25,032,301)	16,263,864	25,154,604
Short-term borrowing on credit facility	1,677,650	395,150
Payable for investments purchased	330,851	—
Payable to broker for cover short sales	668,550	—
Payable to Advisor	42,084	58,169
Accrued expenses and other liabilities	63,240	13,758

Total Liabilities	19,046,239	25,621,681

Net Assets	$19,924,355	$27,493,059

Net Assets Consist of:
Shares of beneficial interest	$19,886,758	$22,972,334
Undistributed (accumulated) net investment income (loss)	(36,605)	13,069
Accumulated net realized gain (loss) on Investments sold, Foreign currency contracts and Securities sold short	(288,596)	(154,898)
Net unrealized appreciation (depreciation) on:
Investments	886,078	4,784,857
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	49	—
Short positions	(523,329)	(122,303)

Total Net Assets	$19,924,355	$27,493,059

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,052,239	3,002,711

Net asset value, offering and redemption price per share	$9.71	$9.16

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2006

	Long/Short	Merger
	Equity—REIT-1	Arbitrage-1
	Portfolio	Portfolio

Assets:
Unaffiliated Issuers, at value (cost $17,855,761, $26,221,777)	$19,086,768	$27,636,069
Repurchase Agreements (cost $7,426,149, $587,205)	7,426,149	587,205
Cash	—	61
Dividends and interest receivable	47,034	34,397
Deposits for short sales	22,282,641	—
Other receivables	32,178	4,682

Total Assets	48,874,770	28,262,414

Liabilities:
Securities sold short, at value (proceeds $21,064,209, $0)	21,160,374	—
Short-term borrowing on credit facility	—	4,230,150
Payable to Advisor	57,965	50,523
Accrued expenses and other liabilities	11,593	32,849

Total Liabilities	21,229,932	4,313,522

Net Assets	$27,644,838	$23,948,892

Net Assets Consist of:
Shares of beneficial interest	$26,821,903	$22,278,817
Accumulated net investment loss	—	—
Accumulated net realized gain (loss) on Investments sold, Foreign currency contracts and Securities sold short	(311,907)	255,767
Net unrealized appreciation (depreciation) on:
Investments	1,231,007	1,414,292
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	—	16
Short positions	(96,165)	—

Total Net Assets	$27,644,838	$23,948,892

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,665,956	2,322,372

Net asset value, offering and redemption price per share	$10.37	$10.31

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

		Distressed
	Convertible Bond	Securities &
	Arbitrage-1	Special Situations-
For the Period from April 28, 2006 through December 31, 2006	Portfolio	1 Portfolio

Investment Income:
Dividend income on long positions	$18,317	$238,878
Interest income	395,377	1,235,251
Other income	361,701	21,453

Total Investment Income	775,395	1,495,582

Expenses:
Investment advisory fees	298,918	789,177
Operating services fees	64,351	169,050

Total operating expenses before interest expense and dividends on short positions	363,269	958,227
Interest expense on credit facility	209,876	319,145
Dividends and interest on short positions	13,259	95,772

Total Expenses	586,404	1,373,144

Net Investment Income	188,991	122,438

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	194,871	2,575,835
Foreign currency contracts	—	18,471
Short positions	99,341	(836,385)
Written option contracts	—	52,526

Net Realized Gain on Investments, Foreign currency contracts, Short positions and Written option contracts	294,212	1,810,447
Change in unrealized appreciation (depreciation) on:
Investments	1,222,962	6,696,043
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	—	(2,679)
Short positions	(582,547)	(324,503)
Written option contracts	—	83,956

Net Unrealized Gain on Investments, Foreign currency contracts, Short positions and Written option contracts	640,415	6,452,817

Net Realized and Unrealized Gain on Investments, Foreign currency contracts, Short positions and Written option contracts	934,627	8,263,264

Net Increase in Net Assets Resulting from Operations	$1,123,618	$8,385,702

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

	Fixed Income	Global Hedged
	Arbitrage-1	Income-1
For the Period from April 28, 2006 through December 31, 2006 (1)	Portfolio	Portfolio

Investment Income:
Interest income	1,911,364	519,131
Other income	—	45,353

Total Investment Income	1,911,364	564,484

Expenses:
Investment advisory fees	542,457	188,604
Operating services fees	115,587	40,654

Total operating expenses before interest expense and dividends on short positions	658,044	229,258
Interest expense on credit facility	—	72,020
Dividends and interest on short positions	86,012	37,372

Total Expenses	744,056	338,650

Net Investment Income	1,167,308	225,834

Realized and Unrealized Loss on Investments:
Realized loss on:
Investments	(136,014)	34,934
Forward and foreign currency contracts	—	(84,454)
Short positions	—	(90,035)
Future and Swap contracts	(340,861)	—
Written option contracts	53,551	—

Net Realized Loss on Investments, Forward and foreign currency contracts, Short positions, Future and Swap contracts and Written option contracts	(423,324)	(139,555)
Change in unrealized appreciation (depreciation) on:
Investments	(280,104)	214,288
Forward foreign currency contracts	—	35,263
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	—	(139)
Short positions	—	(11,366)
Future contracts	(329,348)	—
Swap contracts	1,770,220	13,008

Net Unrealized Gain on Investments, Forward and foreign currency contracts, Short positions and Future and Swap contracts	1,160,768	251,054

Net Realized and Unrealized Gain on Investments, Forward and foreign currency contracts, Short positions, Future and Swap contracts and Written option contracts	737,444	111,499

Net Increase in Net Assets Resulting from Operations	$1,904,752	$337,333

(1)	Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

	Long/Short
	Equity—Deep	Long/Short
	Discount Value-1	Equity—Earning
For the Period from April 28, 2006 through December 31, 2006	Portfolio	Revision-1 Portfolio

Investment Income:
Dividend income on long positions	$92,002	$166,355
Interest income	112,753	37,577
Other income	157,073	881,015

Total Investment Income	361,828	1,084,947

Expenses:
Investment advisory fees	284,520	444,298
Operating services fees	62,286	94,599

Total operating expenses before interest expense and dividends on short positions	346,806	538,897
Interest expense on credit facility	75,313	—
Dividends on short positions	72,357	227,013

Total Expenses	494,476	765,910

Net Investment Income (Loss)	(132,648)	319,037

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Unaffiliated Investments	(451,464)	342,627
Affiliated Investments	(58,972)	—
Short positions	(1,106,216)	(831,797)
Written option contracts	1,210,103	—

Net Realized Loss on Investments, Short positions and Written option contracts	(406,549)	(489,170)
Change in unrealized appreciation (depreciation) on:
Investments	656,911	5,343,879
Short positions	(96,637)	396,270
Written option contracts	64,305	—

Net Unrealized Gain on Investments, Short positions and Written option contracts	624,579	5,740,149

Net Realized and Unrealized Gain on Investments, Short positions and Written option contracts	218,030	5,250,979

Net Increase in Net Assets Resulting from Operations	$85,382	$5,570,016

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

	Long/Short	Long/Short
	Equity-Global-1	Equity—Healthcare/Biotech-1
For the Period from April 28, 2006 through December 31, 2006 (1)	Portfolio	Portfolio

Investment Income:
Dividend income on long positions	$199,753	$11,390
Interest income	166,226	6,521
Other income	51,888	101,850

Total Investment Income	417,867	119,761

Expenses:
Investment advisory fees	229,212	60,270
Operating services fees	48,995	13,387
Other expenses	60,640	—

Total operating expenses before interest expense and dividends on short positions	338,847	73,657
Interest expense on credit facility	129,118	—
Dividends on short positions	14,875	1,092

Total Expenses	482,840	74,749

Net Investment Income (Loss)	(64,973)	45,012

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	621,338	907,580
Foreign currency contracts	(103,934)	(531,741)
Short positions	918,739	—

Net Realized Gain on Investments, Foreign currency contracts and Short positions	1,436,143	375,839
Change in unrealized appreciation (depreciation) on:
Investments	1,493,547	412,967
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	15,233	—
Short positions	—	(452,811)

Net Unrealized Gain (Loss) on Investments, Foreign currency contracts and Short positions	1,508,780	(39,844)

Net Realized and Unrealized Gain on Investments, Foreign currency contracts and Short positions	2,944,923	335,995

Net Increase in Net Assets Resulting from Operations	$2,879,950	$381,007

(1)	Commencement of operations for the Long/Short Equity—Healthcare/Biotech-1 Portfolio was September 25, 2006.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

	Long/Short	Long/Short
	Equity—International-1	Equity—Momentum-1
For the Period from April 28, 2006 through December 31, 2006	Portfolio	Portfolio

Investment Income:
Dividend income on long positions	$79,869	$160,946
Interest income	212,184	48,474
Other income	390,567	866,482

Total Investment Income	682,620	1,075,902

Expenses:
Investment advisory fees	298,158	428,131
Operating services fees	63,831	92,146

Total operating expenses before interest expense and dividends on short positions	361,989	520,277
Interest expense on credit facility	75,258	21,445
Dividends on short positions	308,992	190,457

Total Expenses	746,239	732,179

Net Investment Income (Loss)	(63,619)	343,723

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	1,521,549	1,837,889
Foreign currency contracts	(7,700)	—
Short positions	(1,431,812)	(881,069)

Net Realized Gain on Investments, Foreign currency contracts and Short positions	82,037	956,820
Change in unrealized appreciation (depreciation) on:
Investments	886,078	4,766,542
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	49	—
Short positions	(523,329)	(122,303)

Net Unrealized Gain on Investments, Foreign currency contracts and Short positions	362,798	4,644,239

Net Realized and Unrealized Gain on Investments, Foreign currency contracts and Short positions	444,835	5,601,059

Net Increase in Net Assets Resulting from Operations	$381,216	$5,944,782

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

	Long/Short	Merger
	Equity—REIT-1	Arbitrage-1
For the Period from April 28, 2006 through December 31, 2006	Portfolio	Portfolio

Investment Income:
Dividend income on long positions	$406,858	$340,664
Interest income	192,425	63,064
Other income	677,391	6,690

Total Investment Income	1,276,674	410,418

Expenses:
Investment advisory fees	382,604	285,329
Operating services fees	81,968	66,859

Total operating expenses before interest expense and dividends on short positions	464,572	352,188
Interest expense on credit facility	—	181,904
Dividends on short positions	803,583	—

Total Expenses	1,268,155	534,092

Net Investment Income (Loss)	8,519	(123,674)

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	2,610,010	830,799
Foreign currency contracts	—	1,071
Short positions	(2,689,834)	—

Net Realized Gain (Loss) on Investments, Foreign currency contracts and Short positions	(79,824)	831,870
Change in unrealized appreciation (depreciation) on:
Investments	1,214,783	1,411,464
Foreign currency contracts, and translation of other assets and liabilities in foreign currency	—	16
Short positions	(96,165)	—

Net Unrealized Gain (Loss) on Investments and Short positions	1,118,618	1,411,480

Net Realized and Unrealized Gain (Loss) on Investments and Short positions	1,038,794	2,243,350

Net Increase in Net Assets Resulting from Operations	$1,047,313	$2,119,676

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

		Distressed
	Convertible Bond	Securities &
	Arbitrage-1	Special Situations-
For the Period from April 28, 2006 through December 31, 2006	Portfolio	1 Portfolio

Operations:
Net investment income (loss)	$188,991	$122,438
Net realized gain on Investments, Foreign Currency Contracts, Short Positions and Written Option Contracts	294,212	1,810,447
Change in unrealized appreciation on Investments, Foreign Currency Contracts, Short Positions and Written Option Contracts	640,415	6,452,817

Net Increase in Net Assets Resulting from Operations	1,123,618	8,385,702

Dividends and Distributions to Shareholders:
Net investment income	(252,055)	(151,518)
Net realized gain on security transactions	(228,803)	(2,676,504)

Total Dividends and Distributions	(480,858)	(2,828,022)

Capital Share Transactions:
Proceeds from shares sold	5,196,222	15,613,768
Proceeds from shares issued to holders in reinvestment of dividends	480,858	2,828,022
Capital shares issued in reorganization of Alpha Hedged Strategies Fund (See Note 1)	15,352,404	33,421,721

Net Increase in Net Assets from Capital Share Transactions	21,029,484	51,863,511

Total Increase in Net Assets	21,672,244	57,421,191

Net Assets:
Beginning of period	—	—

End of period*	$21,672,244	$57,421,191

* Including accumulated net investment loss	$(417,022)	$(27,941)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Fixed Income	Global Hedged
	Arbitrage-1	Income-1
For the Period from April 28, 2006 through December 31, 2006 (1)	Portfolio	Portfolio

Operations:
Net investment income	$1,167,308	$225,834
Net Realized Loss on Investments, Forward and foreign currency contracts, Short positions, Future and Swap contracts and Written option contracts	(423,324)	(139,555)
Change in unrealized appreciation on Investments, Forward and foreigncurrency contracts, Short positions and Future and Swap contracts	1,160,768	251,054

Net Increase in Net Assets Resulting from Operations	1,904,752	337,333

Dividends and Distributions to Shareholders:
Net investment income	(2,892,915)	(179,681)

Total Dividends and Distributions	(2,892,915)	(179,681)

Capital Share Transactions:
Proceeds from shares sold	10,363,308	13,477,541
Proceeds from shares issued to holders in reinvestment of dividends	2,892,915	129,681
Capital shares issued in reorganization of Alpha Hedged Strategies Fund (See Note 1)	28,246,491	—

Net Increase in Net Assets from Capital Share Transactions	41,502,714	13,607,222

Total Increase in Net Assets	40,514,551	13,764,874

Net Assets:
Beginning of period	—	—

End of period*	$40,514,551	$13,764,874

* Including accumulated net investment loss	$(1,515,152)	$(35,263)

(1)	Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Long/Short
	Equity—Deep	Long/Short
	Discount Value-1	Equity—Earning
For the Period from April 28, 2006 through December 31, 2006	Portfolio	Revision-1 Portfolio

Operations:
Net investment income (loss)	$(132,648)	$319,037
Net realized loss on Investments, Short postions and Written option contracts	(406,549)	(489,170)
Change in unrealized appreciation on Investments, Short positions and Written option contracts	624,579	5,740,149

Net Increase in Net Assets Resulting from Operations	85,382	5,570,016

Dividends and Distributions to Shareholders:
Net investment income	—	(302,000)
Net realized gain on security transactions	(104,008)	—

Total Dividends and Distributions	(104,008)	(302,000)

Capital Share Transactions:
Proceeds from shares sold	16,055,650	267,089
Proceeds from shares issued to holders in reinvestment of dividends	104,008	302,000
Capital shares issued in reorganization of Alpha Hedged Strategies Fund (See Note 1)	10,532,138	22,206,337

Net Increase in Net Assets from Capital Share Transactions	26,691,796	22,775,426

Total Increase in Net Assets	26,673,170	28,043,442

Net Assets:
Beginning of period	—	—

End of period*	$26,673,170	$28,043,442

* Including undistributed net investment income	$—	$18,664

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Long/Short	Long/Short
	Equity—Global-1	Equity—Healthcare/Biotech-1
For the Period from April 28, 2006 through December 31, 2006(1)	Portfolio	Portfolio

Operations:
Net investment income (loss)	$(64,973)	$45,012
Net realized gain on Investments, Foreign currency contracts and Short positions	1,436,143	375,839
Change in unrealized appreciation (depreciation) on Investments, Foreign currency contracts and Short positions	1,508,780	(39,844)

Net Increase in Net Assets Resulting from Operations	2,879,950	381,007

Dividends and Distributions to Shareholders:
Net investment income	—	(43,929)
Net realized gain on security transactions	—	(451,407)

Total Dividends and Distributions	—	(495,336)

Capital Share Transactions:
Proceeds from shares sold	1,009,879	10,049,426
Cost of shares redeemed	(4,700,000)	—
Proceeds from shares issued to holders in reinvestment of dividends	—	495,336
Capital shares issued in reorganization of Alpha Hedged Strategies Fund (See Note 1)	14,929,949	—

Net Increase in Net Assets from Capital Share Transactions	11,239,828	10,544,762

Total Increase in Net Assets	14,119,778	10,430,433

Net Assets:
Beginning of period	—	—

End of period*	$14,119,778	$10,430,433

* Including undistributed (accumulated) net investment income (loss)	$(247,959)	$1,155

(1)	Commencement of operations for the Long/Short Equity—Healthcare/Biotech-1 Portfolio was September 25, 2006.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Long/Short	Long/Short
	Equity—International-1	Equity—Momentum-1
For the Period from April 28, 2006 through December 31, 2006	Portfolio	Portfolio

Operations:
Net investment income (loss)	$(63,619)	$343,723
Net realized gain on Investments, Foreign currency contracts and Short positions	82,037	956,820
Change in unrealized appreciation on Investments, Foreign currency contracts and Short positions	362,798	4,644,239

Net Increase in Net Assets Resulting from Operations	381,216	5,944,782

Dividends and Distributions to Shareholders:
Net investment income	—	(330,881)
Net realized gain on security transactions	(176,520)	(786,481)

Total Dividends and Distributions	(176,520)	(1,117,362)

Capital Share Transactions:
Proceeds from shares sold	8,008,927	1,129,496
Proceeds from shares issued to holders in reinvestment of dividends	176,520	1,117,362
Capital shares issued in reorganization of Alpha Hedged Strategies Fund (See Note 1)	11,534,212	20,418,781

Net Increase in Net Assets from Capital Share Transactions	19,719,659	22,665,639

Total Increase in Net Assets	19,924,355	27,493,059

Net Assets:
Beginning of period	—	—

End of period*	$19,924,355	$27,493,059

* Including undistributed (accumulated) net investment income (loss)	$(36,605)	$13,069

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Long/Short	Merger
	Equity—REIT-1	Arbitrage-1
For the Period from April 28, 2006 through December 31, 2006	Portfolio	Portfolio

Operations:
Net investment income (loss)	$8,519	$(123,674)
Net realized gain (loss) on Investments, Foreign currency contracts and Short positions	(79,824)	831,870
Change in unrealized appreciation on Investments and Short positions	1,118,618	1,411,480

Net Increase in Net Assets Resulting from Operations	1,047,313	2,119,676

Dividends and Distributions to Shareholders:
Net investment income	(169,338)	—
Net realized gain on security transactions	—	(630,575)

Total Dividends and Distributions	(169,338)	(630,575)

Capital Share Transactions:
Proceeds from shares sold	12,256,083	6,154,999
Proceeds from shares issued to holders in reinvestment of dividends	169,338	430,575
Capital shares issued in reorganization of Alpha Hedged Strategies Fund (See Note 1)	14,341,442	15,874,217

Net Increase in Net Assets from Capital Share Transactions	26,766,863	22,459,791

Total Increase in Net Assets	27,644,838	23,948,892

Net Assets:
Beginning of period	—	—

End of period*	$27,644,838	$23,948,892

* Including undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
For the Period from April 28, 2006 through December 31, 2006
Convertible Bond Arbitrage-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$5,196,222

Cash provided by capital share transactions	5,196,222
Cash provided by short term borrowing on credit facility	5,000,000

		$10,196,222

Cash Provided by (Used in) Operations:
Purchases of investments	(46,180,035)
Proceeds from sales of investments	42,797,576

	(3,382,459)

Increase in deposit at brokers for short sales	(12,381,379)
Net investment income	188,991
Net change in receivables / payables related to reorganization	5,480,530
Net change in receivables / payables related to operations	(101,905)

	(6,813,763)
		(10,196,222)

Net change in cash		—

Cash, beginning of period		—

Cash, end of period		$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$183,037
Non-cash financing activities include reinvestment of dividends	480,858
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
For the Period from April 28, 2006 through December 31, 2006
Distressed Securities & Special Situations-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$15,613,768

Cash provided by capital share transactions	15,613,768
Cash provided by short term borrowing on credit facility	7,450,500

		$23,064,268

Cash Provided by (Used in) Operations:
Purchases of investments	(72,255,541)
Proceeds from sales of investments	52,869,833

	(19,385,708)

Increase in deposit at brokers for short sales	(6,111,249)
Net investment income	122,438
Net change in receivables / payables related to reorganization	2,583,749
Net change in receivables / payables related to operations	(273,498)

	(3,678,560)
		(23,064,268)

Net change in cash		—

Cash, beginning of period		—

Cash, end of period		$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$279,450
Non-cash financing activities include reinvestment of dividends	2,828,022
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
For the Period from May 24, 2006 through December 31, 2006
Global Hedged Income-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$13,477,541

Cash provided by capital share transactions	13,477,541
Cash provided by short term borrowing on credit facility	1,698,750

		$15,176,291

Cash Provided by (Used in) Operations:
Purchases of investments	(58,253,119)
Proceeds from sales of investments	47,913,883

	(10,353,034)

Increase in deposit at brokers for short sales	(4,951,002)
Net investment income	225,834
Net change in receivables / payables related to operations	(111,887)

	(4,823,257)
		(15,176,291)

Net change in cash		—

Cash, beginning of period		—

Cash, end of period		$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$60,445
Non-cash financing activities include reinvestment of dividends	129,681
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
For the Period from April 28, 2006 through December 31, 2006
Long/Short Equity — Global-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$1,009,879
Cost of shares redeemed	(4,700,000)

Cash provided by capital share transactions	(3,690,121)
Cash provided by short term borrowing on credit facility	5,060,150

		$1,370,029

Cash Provided by (Used in) Operations:
Purchases of investments	(67,869,971)
Proceeds from sales of investments	53,846,939

	(14,023,032)

Net investment loss	(64,973)
Net change in receivables / payables related to reorganization	12,677,024
Net change in receivables / payables related to operations	40,952

	12,653,003
		(1,370,029)

Net change in cash		—

Cash, beginning of period		—

Cash, end of period		$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$101,911
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
For the Period from April 28, 2006 through December 31, 2006
Merger Arbitrage-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$6,154,999

Cash provided by capital share transactions	6,154,999
Cash provided by short term borrowing on credit facility	4,230,150

		$10,385,149

Cash Provided by (Used in) Operations:
Purchases of investments	(41,314,186)
Proceeds from sales of investments	33,157,845

	(8,156,341)

Net investment loss	(123,674)
Net change in receivables / payables related to reorganization	(2,149,366)
Net change in receivables / payables related to operations	44,293

	(2,228,747)

		(10,385,088)

Net change in cash		61

Cash, beginning of period		—

Cash, end of period		$61

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$159,159
Non-cash financing activities include reinvestment of dividends	430,575
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006
1. Organization
AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.
Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of December 31, 2006, the UFT consisted of the following Portfolios: Convertible Bond Arbitrage-1, Distressed Securities & Special Situations-1, Fixed Income Arbitrage-1, Global Hedged Income-1, Long/Short Equity—Deep Discount Value-1, Long/Short Equity—Earning Revision-1, Long/Short Equity—Global-1, Long/Short Equity—Healthcare/Biotech-1, Long/Short Equity—International-1, Long/Short Equity—Momentum-1, Long/Short Equity—REIT-1, and the Merger Arbitrage-1 Portfolio. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.
Investment Concentration
For the period ended December 31, 2006 for Alpha and Beta Funds, the average investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
Convertible Bond Arbitrage-1 Portfolio	100.00%	0.00%
Distressed Securities & Special Situations-1 Portfolio	97.13	2.87
Fixed Income Arbitrage-1 Portfolio	100.00	0.00
Global Hedged Income-1 Portfolio	94.03	5.97
Long/Short Equity—Deep Discount Value-1 Portfolio	96.95	3.05
Long/Short Equity—Earning Revision-1 Portfolio	100.00	0.00
Long/Short Equity—Global-1 Portfolio	93.23	6.77
Long/Short Equity—Healthcare/Biotech-1 Portfolio	100.00	0.00
Long/Short Equity—International-1 Portfolio	95.95	4.05
Long/Short Equity—Momentum-1 Portfolio	97.02	2.98
Long/Short Equity—REIT-1 Portfolio	100.00	0.00
Merger Arbitrage-1 Portfolio	96.58	3.42
Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
The Convertible Bond Arbitrage-1 Portfolio
Investment Objective
The Convertible Bond Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest in both long and short securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.
The Distressed Securities & Special Situations-1 Portfolio
Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Event Driven and Strategies Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.
The Fixed Income Arbitrage-1 Portfolio
Investment Objective
The Fixed Income Arbitrage-1 Portfolio seeks to achieve current income with preservation of principal.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt— commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.
The Global Hedged Income-1 Portfolio
Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income and capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in global securities and financial instruments, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.
The Long/Short Equity—Deep Discount Value-1 Portfolio
Investment Objective
The Long/Short Equity—Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading Strategies, Long/Short Equity. An Event Driven Strategy is where the Portfolio is designed to employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/Short Equity—Earning Revision-1 Portfolio
Investment Objective
The Long/Short Equity—Earning Revision-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/Short Equity—Global-1 Portfolio
Investment Objective
The Long/Short Equity—Global-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Long/Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.
The Long/Short Equity—Healthcare/Biotech-1 Portfolio
Investment Objective
The Long/Short Equity—Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equities of industry groups within the healthcare sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/Short Equity—International-1 Portfolio
Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/Short Equity—Momentum-1 Portfolio
Investment Objective
The Long/Short Equity—Momentum-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/Short Equity—REIT-1 Portfolio
Investment Objective
The Long/Short Equity—REIT-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Long/Short Equity and Relative Value/Pairs Trading Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Pairs Trading Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.
The Merger Arbitrage-1 Portfolio
Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies that are in conformity with generally accepted accounting principles and which are followed consistently by the Portfolios in the preparation of its financial statements.
Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:
Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. As of December 31, 2006, the Distressed Securities & Special Situations — 1 Portfolio held fair valued securities with a market value of $502,394 or 0.87% of net assets.
Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.
For the period ended December 31, 2006, the following Portfolios paid an ordinary income distribution to Alpha and Beta:

	Alpha	Beta
Convertible Bond Arbitrage-1 Portfolio	$252,055	$—
Distressed Securities & Special Situations-1 Portfolio	147,073	4,445
Fixed Income Arbitrage-1 Portfolio	2,892,915	—
Global Hedged Income-1 Portfolio	169,081	10,600
Long/Short Equity—Earning Revision-1 Portfolio	302,000	—
Long/Short Equity—Healthcare/Biotech-1 Portfolio	43,929	—
Long/Short Equity— Momentum - 1 Portfolio	318,592	12,289
Long/Short Equity—REIT-1 Portfolio	169,338	—
For the period ended December 31, 2006, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta
Distressed Securities & Special Situations - 1 Portfolio	$1,066,871	$32,646
Long/Short Equity—Deep Discount Value - 1 Portfolio	100,834	3,174
Long/Short Equity—Healthcare/Biotech-1 Portfolio	451,407
Long/Short Equity—International-1 Portfolio	26,201	1,105
Merger Arbitrage - 1 Portfolio	601,344	20,123
For the period ended December 31, 2006, the following Portfolios paid a long-term capital gain distribution to Alpha and Beta:

	Alpha	Beta
Convertible Bond Arbitrage-1 Portfolio	$228,803	$—
Distressed Securities & Special Situations-1 Portfolio	1,531,736	45,251
Long/Short Equity—International-1 Portfolio	143,171	6,043
Long/Short Equity— Momentum - 1 Portfolio	763,065	23,416
Merger Arbitrage - 1 Portfolio	8,796	312
Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.
Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Collateral on Short Sales
As collateral for short positions, the Portfolios are required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.
Futures Contracts
The Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.
However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.
Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is close.
Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.
The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.
The premium amount and the number of option contracts written by the Portfolios during the period ended December 31, 2006, were as follows:
Distressed Securities & Special Situations-1 Portfolio:

		Number
	Premium	of
	Amount	Contracts
Transferred to the Portfolio as a result of April 28, 2006 reorganization	$—	—
Options written	235,605	1,748
Options closed	(59,247)	(522)
Options exercised	(12,950)	(87)
Options expired	(30,644)	(471)

Options outstanding at December 31, 2006	$132,764	668

Fixed Income Arbitrage-1 Portfolio:

		Number
	Premium	of
	Amount	Contracts
Transferred to the Portfolio as a result of April 28, 2006 reorganization	$78,654	195
Options written	896	15
Options closed	(69,680)	(187)
Options exercised	—	—
Options expired	(9,870)	(23)

Options outstanding at December 31, 2006	$—	—

Long/Short Equity—Deep Discount Value-1 Portfolio:

		Number
	Premium	of
	Amount	Contracts
Transferred to the Portfolio as a result of April 28, 2006 reorganization	$4,185	50
Options written	3,497,473	20,639
Options closed	(1,963,842)	(9,113)
Options exercised	(15,082)	(246)
Options expired	(1,200,869)	(9,259)

Options outstanding at December 31, 2006	$321,865	2,071

Swaps
The Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolios to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolios to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Portfolios to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolios to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
The Portfolios may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolios are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.
Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolios will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolios consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolios are limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.
The Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.
The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.
Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
New Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (‘‘FASB’’) released FASB Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (‘‘FIN 48’’). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for Mutual Funds. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.
Additionally, in September 2006, the FASB issued FASB Statement No. 157 — Fair Value Measurements (“FAS 157”). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Portfolios is currently evaluating the impact that FAS 157 will have on the Portfolios’ financial statements.
Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.
Credit Facility
Custodial Trust Company has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The UFT Portfolios pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding. The Fixed Income Arbitrage-1Portfolio, Long/Short Equity — Earnings Revision-1 Portfolio, Long/Short Equity — Healthcare Biotech-1 Portfolio and the Long/Short EquityREIT — 1 Portfolio did not utilize the credit facility during the fiscal period of December 31, 2006. The remaining Portfolios did use the credit facility and the following table is presented on this loan agreement:

		Maximum
		Amount
	Outstanding	Outstanding
	Balance	during the period	Average
	as of	May 1, 2006	Daily
	December 31, 2006	through December 31, 2006	Balance
Convertible Bond Arbitrage - 1 Portfolio	$5,000,000	$5,000,000	$5,000,000
Distressed Securities & Special Situations - 1 Portfolio	7,450,500	9,013,000	7,598,306
Global Hedged Income - 1 Portfolio	1,698,750	2,350,000	1,627,286
Long/Short Equity—Deep Discount Value - 1 Portfolio	1,712,650	2,500,000	1,806,996
Long/Short Equity—Global - 1 Portfolio	5,060,150	5,103,900	3,090,384
Long/Short Equity—International - 1 Portfolio	1,677,650	2,500,000	1,805,853
Long/Short Equity—Momentum - 1 Portfolio	395,150	1,250,000	524,710
Merger Arbitrage - 1 Portfolio	4,230,150	5,000,000	4,345,037

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.
3. Investment Transactions
Purchases and sales of securities for the period ended December 31, 2006 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales
Convertible Bond Arbitrage-1 Portfolio	$28,279,532	$22,162,206
Distressed Securities & Special Situations-1 Portfolio	47,245,503	39,750,620
Fixed Income Arbitrage-1 Portfolio	7,094,537	7,885,390
Global Hedged Income-1 Portfolio	14,247,516	3,923,864
Long/Short Equity—Deep Discount Value- 1 Portfolio	68,651,711	56,745,098
Long/Short Equity—Earning Revision-1 Portfolio	14,379,793	15,167,189
Long/Short Equity—Global- 1 Portfolio	21,836,850	21,737,230
Long/Short Equity—Healthcare/Biotech-1 Portfolio	14,424,670	5,880,678
Long/Short Equity—International-1 Portfolio	67,352,713	63,651,675
Long/Short Equity— Momentum- 1 Portfolio	25,673,782	26,827,793
Long/Short Equity—REIT-1 Portfolio	63,998,137	60,582,515
Merger Arbitrage- 1 Portfolio	40,203,369	32,126,527
Purchases and sales of U.S. Government securities for the period ended December 31, 2006 for the Portfolios (excluding short-term investments) are as follows:

	Purchases	Sales
Fixed Income Arbitrage-1 Portfolio	$15,806,300	$10,022,141
Global Hedged Income-1 Portfolio	6,028,711	6,035,078

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
4. Federal Income Taxes
At December 31, 2006, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

		Distressed
	Convertible	Securities	Fixed	Global
	Bond	& Special	Income	Hedged
	Arbitrage-1	Situations-	Arbitrage-1	Income-1
	Portfolio	1 Portfolio	Portfolio	Portfolio
Cost of investments	$25,955,894	$58,948,822	$38,974,161	$13,050,022

Gross unrealized appreciation	1,454,141	10,401,135	650,685	233,300
Gross unrealized depreciation	(648,201)	(4,485,892)	(943,293)	(19,012)

Net unrealized appreciation	$805,940	$5,915,243	$(292,608)	$214,288

Undistributed ordinary income	—	61,492	—	—
Undistributed long-term capital gain	198,228	1,018	—	—

Total distributable earnings	19 8,228	62,510	—	—

Other accumulated losses	(978,807)	(1,129,391)	(742,633)	(49,513)

Total accumulated earnings/(losses)	$25,361	$4,848,362	$(1,035,241)	$164,775

	Long/Short
	Equity—	Long/Short
	Deep	Equity—	Long/Short	Long/Short
	Discount	Earning	Equity—	Equity—
	Value- 1	Revision-1	Global- 1	Healthcare/Biotech-
	Portfolio	Portfolio	Portfolio	1 Portfolio
Cost of investments	$28,625,044	$22,409,627	$18,123,803	$9,785,255

Gross unrealized appreciation	1,655,196	5,499,889	1,928,539	729,620
Gross unrealized depreciation	(2,024,534)	(234,687)	(671,055)	(349,127)

Net unrealized appreciation	$(369,338)	$5,265,202	$1,257,484	$380,493

Undistributed ordinary income	166,167	18,664	—	33,314
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	166,167	1 8,664	—	33,314

Other accumulated losses	(214,531)	(387,232)	1,412	(528,136)

Total accumulated earnings/(losses)	$(417,702)	$4,896,634	$1,258,896	$(114,329)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)

	Long/Short	Long/Short	Long/Short
	Equity—	Equity—	Equity—	Merger
	International-	Momentum-	REIT-1	Arbitrage-
	1 Portfolio	1 Portfolio	Portfolio	1 Portfolio
Cost of investments	$20,395,542	$22,568,210	$25,311,158	$26,682,829

Gross unrealized appreciation	1,032,516	5,177,119	1,461,445	2,291,862
Gross unrealized depreciation	(221,301)	(483,275)	(259,686)	(751,417)

Net unrealized appreciation	$811,215	$4,693,844	$1,201,759	$1,540,445

Undistributed ordinary income	87,359	13,069	—	43,332
Undistributed long-term capital gain	—	9,909	—	86,282

Total distributable earnings	87,359	22,978	—	129,614

Other accumulated losses	(860,977)	(196,097)	(378,824)	16

Total accumulated earnings/(losses)	$37,597	$4,520,725	$822,935	$1,670,075

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales, tax adjustments for passive foreign investment companies, and return of capital distributions from certain securities and certain taxable debt instruments.
At year ended December 31, 2006, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Fixed Income Arbitrage-1 Portfolio	$(997,678)	12/31/2014
Global Hedged Income-1 Portfolio	(44,477)	12/31/2014
Long/Short Equity Earnings Revision-1 Portfolio	(645,629)	12/31/2014
Long/Short Equity REIT-1 Portfolio	(126,201)	12/31/2014
Additionally, U.S. Generally Accepted Accounting Principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2006, the following table shows the reclassifications made:

	Undistributed Net	Accumulated Net
	Investment	Realized	Paid
	Income/(Loss)	Gain/(Loss)	In Capital
Convertible Bond Arbitrage-1 Portfolio	$(353,958)	$(263,441)	$617,399
Distressed Securities & Special Situations-1 Portfolio	1,139	(710,457)	709,318
Fixed Income Arbitrage-1 Portfolio	210,455	(257,533)	47,078
Global Hedged Income-1 Portfolio	(81,416)	88,539	(7,123)
Long/Short Equity Deep Discount Value-1 Portfolio	132,648	(531,724)	399,076
Long/Short Equity Earnings Revision-1 Portfolio	1,627	(376,553)	374,926
Long/Short Equity Global-1 Portfolio	(182,986)	(1,438,068)	1,621,054
Long/Short Equity Healthcare/Biotech-1 Portfolio	72	(72)	0
Long/Short Equity International-1 Portfolio	27,014	(194,113)	167,099
Long/Short Equity Momentum-1 Portfolio	227	(325,237)	325,010
Long/Short Equity REIT-1 Portfolio	160,819	(232,083)	71,264
Merger Arbitrage-1 Portfolio	123,674	54,472	(178,146)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
The tax character of distributions for the Portfolios were as follows:

	Convertible Bond	Distressed Securities &	Fixed Income	Global Hedged
	Arbitrage-1	Special Situations-1	Arbitrage-1	Income-1
	Portfolio	Portfolio	Portfolio[1]	Portfolio[1]
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2006	December 31, 2006	December 31, 2006	December 31, 2006
Distributions paid from:
Ordinary Income	$252,055	$1,251,035	$2,892,915	$179,681
Long Term Capital Gain	228,803	1,576,987	—	—

Total Distributions Paid	$480,858	$2,828,022	$2,892,915	$179,681

Long/Short
	Long/Short			Equity
	Equity	Long/Short Equity	Long/Short	Healthcare/
	Deep Discount	Earnings Revisions-1	Equity Global-1	Biotech-1
	Value-1 Portfolio	Portfolio	Portfolio[2]	Portfolio
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2006	December 31, 2006	December 31, 2006	December 31, 2006
Distributions paid from:
Ordinary Income	$104,008	$302,000	$1,395,968	$495,336
Long Term Capital Gain	—	—	—	—

Total Distributions Paid	$104,008	$302,000	$1,395,968	$495,336

Long/Short
	Equity	Long/Short Equity	Long/Short	Merger
	International-1	Momentum-1	Equity REIT-1	Arbitrage-1
	Portfolio	Portfolio	Portfolio[1]	Portfolio
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2006	December 31, 2006	December 31, 2006	December 31, 2006
Distributions paid from:
Ordinary Income	$85,107	$330,881	$169,338	$621,467
Long-Term Capital Gain	91,413	786,481	—	9,108

Total Distributions Paid	$176,520	$1,117,362	$169,338	$630,575

1	The amount of total distributions made for Fixed Income Arbitrage-1, Global Hedged Income and Long/Short Equity–REIT-1 Portfolios include $158,254, $7,123 and $51,039, respectively, of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.

2	The amount of distribution for L/S Equity-Global 1 Portfolio represents the portion of Alpha Hedged Strategies Fund’s redemption treated as a dividend distribution for tax purposes.
The Portfolios hereby designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Portfolios related to net capital gain to zero for the tax year ended December 31, 2006.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)
5. Investment Advisory Agreements and Other Expense Agreements
Upon investing in the Portfolios, an annualized expense of 3.00% is incurred. Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets, excluding any direct or indirect use of leverage. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the Advisory Agreement and the Services Agreement (the ‘‘Agreements’’) is to place a cap or ceiling on the Portfolios’ ordinary annual operating expenses at 3.00% of the average daily net assets, excluding any direct or indirect use of leverage, of the Portfolios.
Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.
The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor. Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement. Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).
The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.
6. Capital Share Transactions
Transactions in shares of each Portfolio were as follows:

			Distressed Securities &
	Convertible Bond		Special Situations-1
	Arbitrage-1 Portfolio		Portfolio
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	1,612,456	$15,352,404	4,142,363	$33,421,721
Shares sold	520,386	5,196,222	1,598,105	15,613,768
Shares issued to shareholders in reinvestment of distributions	48,474	480,858	299,400	2,828,022
Shares redeemed	—	—	—	—

Net increase	2,181,316	$21,029,484	6,039,868	$51,863,511

Shares outstanding:
Beginning of period	—		—

End of period	2,181,316		6,039,868

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)

	Fixed Income		Global Hedged
	Arbitrage-1 Portfolio		Income-1 Portfolio
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	2,724,240	$28,246,491	—	$—
Shares sold	1,003,915	10,363,308	1,347,624	13,477,541
Shares issued to shareholders in reinvestment of distributions	286,995	2,892,915	12,815	129,681
Shares redeemed	—	—	—	—

Net increase	4,015,150	$41,502,714	1,360,439	$13,607,222

Shares outstanding:
Beginning of period	—		—

End of period	4,015,150		1,360,439

	Long/Short Equity —		Long/Short Equity —
	Deep Discount Value- 1		Earning Revision- 1
	Portfolio		Portfolio
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	1,020,734	$10,532,138	2,742,377	$22,206,337
Shares sold	2,095,759	16,055,650	26,202	267,089
Shares issued to shareholders in reinvestment of distributions	12,251	104,008	29,720	302,000
Shares redeemed	—	—	—	—

Net increase	3,128,744	$26,691,796	2,798,299	$22,775,426

Shares outstanding:
Beginning of period	—		—

End of period	3,128,744		2,798,299

			Long/Short Equity —
	Long/Short Equity —		Healthcare Biotech- 1
	Global-1 Portfolio		Portfolio
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	1,779,561	$14,929,949	—	$—
Shares sold	105,392	1,009,879	1,004,931	10,049,426
Shares issued to shareholders in reinvestment of distributions	—	—	50,085	495,336
Shares redeemed	(515,351)	(4,700,000)	—	—

Net increase	1,369,602	$11,239,828	1,055,016	$10,544,762

Shares outstanding:
Beginning of period	—		—

End of period	1,369,602		1,055,016

Underlying Funds Trust
Notes to Financial Statements
December 31, 2006 (continued)

	Long/Short Equity —		Long/Short Equity —
	International-1 Portfolio		Momentum-1 Portfolio
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	1,222,699	$11,534,212	2,769,174	$20,418,781
Shares sold	811,323	8,008,927	112,745	1,129,496
Shares issued to shareholders in reinvestment of distributions	18,217	176,520	120,792	1,117,362
Shares redeemed	—	—	—	—

Net increase	2,052,239	$19,719,659	3,002,711	$22,665,639

Shares outstanding:
Beginning of period	—		—

End of period	2,052,239		3,002,711

	Long/Short Equity —		Merger Arbitrage- 1
	REIT- 1 Portfolio		Portfolio
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	1,444,451	$14,341,442	1,660,365	$15,874,217
Shares sold	1,205,144	12,256,083	620,365	6,154,999
Shares issued to shareholders in reinvestment of distributions	16,361	169,338	41,642	430,575
Shares redeemed	—	—	—	—

Net increase	2,665,956	$26,766,863	2,322,372	$22,459,791

Shares outstanding:
Beginning of period	—		—

End of period	2,665,956		2,322,372
7. Transactions with Affiliates
Pursuant to Section (2)(a)(3) of the 1940 Act, if the Long/Short Equity—Deep Discount Value-1 Portfolio (“Deep Discount”) owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of Deep Discount. During the period from May 1, 2006 to December 31, 2006, Deep Discount owned the following position in such companies for investment purposes only:

	Share			Share Balance at	Value at	Realized
Issuer	Balance at			December 31,	December 31,	Gains
Name	May 1, 2006[1]	Purchases	Sales	2006	2006	(Losses)
Electronic Control Security	348,524	636,128	64,000	920,652	$745,728	$(58,972)

[1]	Share balance represents transfer due to the fund reorganization.

Underlying Funds Trust
Financial Highlights

		Distressed Securities &
	Convertible Bond	Special Situations-1	Fixed Income	Global Hedged
Period from April 28, 2006 through December 31, 2006	Arbitrage-1 Portfolio	Portfolio	Arbitrage-1 Portfolio	Income-1 Portfolio(2)

Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)	0.10	0.02	0.35	0.18
Net realized and unrealized gain (loss) on investments	0.07	(0.01)	0.52	0.07

Total Gain from Investment Operations	0.17	0.01	0.87	0.25

Less Dividends and Distributions:
Net investment income	(0.12)	(0.03)	(0.78)	(0.13)
Net realized gains	(0.11)	(0.47)	—	—

Total Dividends and Distributions	(0.23)	(0.50)	(0.78)	(0.13)

Net Asset Value, End of Period	$9.94	$9.51	$10.09	$10.12

Total Return(4)	1.56%	0.18%	8.67%	2.55%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$21,672	$57,421	$40,515	$13,765

Ratio of expenses including dividends/interest on short positions and interest expense to average net assets:(5)	4.73%	4.23%	3.37%	4.34%

Ratio of expenses excluding dividends/interest on short positions and interest expense to average net assets:(5)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends/interest on short positions and interest expense to average net assets:(5)	1.29%	0.20%	4.89%	2.77%

Ratio of net investment income excluding dividends/interest on short positions and interest expense to average net assets:(5)	3.02%	1.43%	5.26%	4.11%

Ratio of interest expense and dividends/interest on short positions to average net assets:(5)	1.73%	1.23%	0.37%	1.34%

Portfolio turnover rate(4)	98%	74%	61%	152%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.

(3)	For the eight months ended December 31, 2006, net investment income (loss) per share before interest expense and dividends/interest on short positions was $0.22 for the Convertible Bond Arbitrage-1 Portfolio, $0.10 for the Distressed Securities & Special Situations-1 Portfolio, $0.38 for the Fixed Income Arbitrage-1 Portfolio, and $0.26 for the Global Hedged Income-1 Portfolio.

(4)	Not Annualized.

(5)	Annualized.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short
	Equity — Deep	Long/Short	Long/Short	Long/Short
	Discount Value-1	Equity — Earnings	Equity — Global-1	Equity — Healthcare/
Period from April 28, 2006 through December 31, 2006	Portfolio	Revision-1 Portfolio	Portfolio	Biotech-1 Portfolio(2)

Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)	(0.06)	0.12	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	(1.38)	0.01	0.35	0.34

Total Loss from Investment Operations	(1.44)	0.13	0.31	0.38

Less Dividends and Distributions:
Net investment income	—	(0.11)	—	(0 .04)
Net realized gains	(0.03)	—	—	(0 .45)

Total Dividends and Distributions	(0.03)	(0.11)	—	(0 .49)

Net Asset Value, End of Period	$8.53	$10.02	$10.31	$9.89

Total Return(4)	(14.36%)	1.28%	3.10%	3.83%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$26,673	$28,043	$14,120	$10,430

Ratio of expenses including dividends on short positions and interest expense to average net assets: (5)	4.18%	4.20%	4.47%	3.04%

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(5)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment loss including dividends on short positions and interest expense to average net assets: (5)	(1 .28%)	1.53%	(0 .82%)	1.43%

Ratio of net investment loss excluding dividends on short positions and interest expense to average net assets: (5)	0 ( .10%)	2.73%	0.65%	1.47%

Ratio of interest expense and dividends on short positions to average net assets: (5)	1.18%	1.20%	1.47%	0.04%

Portfolio turnover rate (4)	323%	54%	171%	76%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Commencement of operations for the Long/Short Equity — Healthcare/Biotech-1 Portfolio was September 25, 2006.

(3)	For the eight months ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.01 for the Long/Short Equity — Deep Discount Value-1 Portfolio, $0.20 for the Long/Short Equity — Earnings Revision-1 Portfolio, $0.05 for the Long/Short Equity — Global-1 Portfolio, and $0.05 for the Long/Short Equity — Healthcare/Biotech-1 Portfolio.

(4)	Not Annualized.

(5)	Annualized.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short	Long/Short	Long/Short
	Equity — International-1	Equity — Momentum-1	Equity — REIT-1	Merger Arbitrage-1
Period from April 28, 2006 through December 31, 2006	Portfolio	Portfolio	Portfolio	Portfolio

Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.03)	0.12	0.00	(0.06)

Net realized and unrealized gain (loss) on investments	(0.18)	(0.57)	0.43	0.67

Total Gain (Loss) from Investment Operations	(0.21)	(0.45)	0.43	0.61

Less Dividends and Distributions:
Net investment income	—	(0.12)	(0.06)	—
Net realized gains	(0.08)	(0.27)	—	(0.30)

Total Dividends and Distributions	(0.08)	(0.39)	(0.06)	(0.30)

Net Asset Value, End of Period	$9.71	$9.16	$10.37	$10.31

Total Return(3)	(2.03%)	(4.55%)	4.34%	6.22%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$19,924	$27,493	$27,645	$23,949

Ratio of expenses including dividends on short positions and interest expense to average net assets:(4)	6.01%	4.15%	7.90%	4.36%

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(4)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short positions and interest expense to average net assets:(4)	(0.66%)	1.69%	(0.11%)	(1.29%)

Ratio of net investment income excluding dividends on short positions and interest expense to average net assets:(4)	2.35%	2.84%	4.79%	0.07%

Ratio of interest expense and dividends on short positions to average net assets:(4)	3.01%	1.15%	4.90%	1.36%

Portfolio turnover rate(3)	429%	98%	347%	140%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	For the eight months ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.17 for the Long/Short Equity — International-1 Portfolio, $0.19 for the Long/Short Equity — Momentum-1 Portfolio, $0.34 for the Long/Short Equity — REIT-1 Portfolio, and $0.03 for the Merger Arbitrage-1 Portfolio.

(3)	Not Annualized.

(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Report of Independent Registered
Public Accounting Firm
To the Board of Trustees and Shareholders of Underlying Funds Trust:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Convertible Bond Arbitrage-1 Portfolio, Distressed Securities & Special Situations-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity — Deep Discount Value-1 Portfolio, Long/Short Equity — Earnings Revision-1 Portfolio, Long/Short Equity — Global-1 Portfolio, Long/Short Equity — International-1 Portfolio, Long/Short Equity — Momentum-1 Portfolio, Long/Short Equity — REIT-1 Portfolio, Merger Arbitrage-1 Portfolio, and Long/Short Equity — Healthcare/Biotech-1 Portfolio (constituting Underlying Funds Trust, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations, the changes in each of their net assets, their cash flows and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
March 8, 2007

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
     The registrant has posted its code of ethics on its Internet website: www.aipfunds.com.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Joseph Breslin is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2006

Audit Fees	219,000.00
Audit-Related Fees	none
Tax Fees	92,400.00
All Other Fees	none
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were

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rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2006
Registrant	none
Registrant’s Investment Adviser	none
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Please see the attached financial statements as of December 31, 2006.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. An internal weakness was identified during the completion of the annual audit. It related to the completion of Funds reconciliations in a complete and accurate manner between the custodians’ records and the Funds’ general ledger. This control deficiency resulted in an audit adjustment to the Funds’ 2006 financial statements to correct the classification and value of a transaction. The Registrant, with the advisor and Registrant’s service provider, have enhanced its process and procedures to endure that all investment positions are reconciled with the custodian and in accurate and timely manner. Management also noted that due to the unique structure of AIP Mutual Funds and its tow trusts, AIP Alternative Strategies Funds and Underlying Funds, this internal control weakness did not harm the value of any public shareholder’s investment in any series of AIP Mutual Funds.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially

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affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Underlying Funds Trust

By (Signature and Title)	/s/ Lee Schultheis

Lee Schultheis, President

Date 3/7/2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lee Schultheis

Lee Schultheis, President

Date 3/7/2007

By (Signature and Title)*	/s/ Stephen G. Bondi

Stephen G. Bondi, Treasurer

Date 3/7/2007

*	Print the name and title of each signing officer under his or her signature.

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